Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Real Estates and Accumulated Depreciation
Units	129,077
Initial Cost to Company, Land	$ 3,237,753,162.99
Initial Cost to Company, Building & Fixtures	11,934,281,022
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,191,490,206
Gross Amount Carried at close of period 12/31/2010, Land	3,237,753,162
Investment in Real Estate, Gross	13,125,771,228
Total	16,441,159,806
Accumulated Depreciation	(3,917,715,292)
Investment in Real Estate Net	12,522,366,121.85
Encumbrances	4,845,243,970
Portfolio Entity Encumbrances [Member]
Real Estates and Accumulated Depreciation
Encumbrances	1,367,808,000
EQR-Wholly Owned Unencumbered [Member]
Real Estates and Accumulated Depreciation
Units	92,959
Initial Cost to Company, Land	2,067,232,662.99
Initial Cost to Company, Building & Fixtures	7,815,275,806
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	876,354,141
Gross Amount Carried at close of period 12/31/2010, Land	2,067,232,662
Investment in Real Estate, Gross	8,691,629,947
Total	10,836,498,026
Accumulated Depreciation	(2,853,843,029)
Investment in Real Estate Net	7,981,576,603.85
Encumbrances	0
1210 Mass [Member]
Real Estates and Accumulated Depreciation
Description of Location	Washington, D.C. (G)
Date of Construction	2004
Units	144
Initial Cost to Company, Land	9,213,512.45
Initial Cost to Company, Building & Fixtures	36,559,189
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	266,370
Gross Amount Carried at close of period 12/31/2010, Land	9,213,512
Investment in Real Estate, Gross	36,825,559
Total	46,039,071
Accumulated Depreciation	(7,392,347)
Investment in Real Estate Net	38,646,724
Encumbrances	0
1401 Joyce on Pentagon Row [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA
Date of Construction	2004
Units	326
Initial Cost to Company, Land	9,780,000
Initial Cost to Company, Building & Fixtures	89,680,000
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	115,398
Gross Amount Carried at close of period 12/31/2010, Land	9,780,000
Investment in Real Estate, Gross	89,795,398
Total	99,575,398
Accumulated Depreciation	(7,055,460)
Investment in Real Estate Net	92,519,938
Encumbrances	0
1660 Peachtree [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1999
Units	355
Initial Cost to Company, Land	7,924,126
Initial Cost to Company, Building & Fixtures	23,602,563
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,961,246
Gross Amount Carried at close of period 12/31/2010, Land	7,924,126
Investment in Real Estate, Gross	25,563,809
Total	33,487,935
Accumulated Depreciation	(6,956,014)
Investment in Real Estate Net	26,531,921
Encumbrances	0
2400 M St [Member]
Real Estates and Accumulated Depreciation
Description of Location	Washington, D.C. (G)
Date of Construction	2006
Units	359
Initial Cost to Company, Land	30,006,593.01
Initial Cost to Company, Building & Fixtures	114,013,785
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	608,385
Gross Amount Carried at close of period 12/31/2010, Land	30,006,593
Investment in Real Estate, Gross	114,622,170
Total	144,628,763
Accumulated Depreciation	(20,646,321)
Investment in Real Estate Net	123,982,442
Encumbrances	0
3rd Square-2853rd Street [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cambridge, MA (G)
Date of Construction	2008/2009
Units	292
Initial Cost to Company, Land	11,615,364.34
Initial Cost to Company, Building & Fixtures	115,760,516
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	117,313
Gross Amount Carried at close of period 12/31/2010, Land	11,615,364
Investment in Real Estate, Gross	115,877,829
Total	127,493,193
Accumulated Depreciation	(12,662,353)
Investment in Real Estate Net	114,830,840
Encumbrances	0
420 East 80th Street [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY
Date of Construction	1961
Units	155
Initial Cost to Company, Land	39,277,000
Initial Cost to Company, Building & Fixtures	23,026,984
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,469,404
Gross Amount Carried at close of period 12/31/2010, Land	39,277,000
Investment in Real Estate, Gross	25,496,388
Total	64,773,388
Accumulated Depreciation	(5,629,602)
Investment in Real Estate Net	59,143,786
Encumbrances	0
600 Washington [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	2004
Units	135
Initial Cost to Company, Land	32,852,000
Initial Cost to Company, Building & Fixtures	43,140,551
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	193,797
Gross Amount Carried at close of period 12/31/2010, Land	32,852,000
Investment in Real Estate, Gross	43,334,348
Total	76,186,348
Accumulated Depreciation	(9,053,055)
Investment in Real Estate Net	67,133,293
Encumbrances	0
70 Greene [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ
Date of Construction	(F)
Units	480
Initial Cost to Company, Land	28,170,659
Initial Cost to Company, Building & Fixtures	238,865,141
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	92,779
Gross Amount Carried at close of period 12/31/2010, Land	28,170,659
Investment in Real Estate, Gross	238,957,920
Total	267,128,579
Accumulated Depreciation	(4,394,665)
Investment in Real Estate Net	262,733,914
Encumbrances	0
71 Broadway [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1997
Units	238
Initial Cost to Company, Land	22,611,600
Initial Cost to Company, Building & Fixtures	77,492,171
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,243,680
Gross Amount Carried at close of period 12/31/2010, Land	22,611,600
Investment in Real Estate, Gross	79,735,851
Total	102,347,451
Accumulated Depreciation	(17,268,354)
Investment in Real Estate Net	85,079,097
Encumbrances	0
Abington Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Abington, MA
Date of Construction	1968
Units	90
Initial Cost to Company, Land	553,105
Initial Cost to Company, Building & Fixtures	3,697,396
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,338,263
Gross Amount Carried at close of period 12/31/2010, Land	553,105
Investment in Real Estate, Gross	6,035,659
Total	6,588,764
Accumulated Depreciation	(2,700,791)
Investment in Real Estate Net	3,887,973
Encumbrances	0
Acacia Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1988-1994
Units	304
Initial Cost to Company, Land	3,663,473
Initial Cost to Company, Building & Fixtures	21,172,386
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,737,231
Gross Amount Carried at close of period 12/31/2010, Land	3,663,473
Investment in Real Estate, Gross	23,909,617
Total	27,573,090
Accumulated Depreciation	(10,960,327)
Investment in Real Estate Net	16,612,763
Encumbrances	0
Alborada [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fremont, CA
Date of Construction	1999
Units	442
Initial Cost to Company, Land	24,310,000
Initial Cost to Company, Building & Fixtures	59,214,129
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,223,276
Gross Amount Carried at close of period 12/31/2010, Land	24,310,000
Investment in Real Estate, Gross	61,437,405
Total	85,747,405
Accumulated Depreciation	(22,585,431)
Investment in Real Estate Net	63,161,974
Encumbrances	0
Arbor Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sunnyvale, CA
Date of Construction	1979
Units	174
Initial Cost to Company, Land	9,057,300
Initial Cost to Company, Building & Fixtures	18,483,642
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,195,036
Gross Amount Carried at close of period 12/31/2010, Land	9,057,300
Investment in Real Estate, Gross	20,678,678
Total	29,735,978
Accumulated Depreciation	(8,983,730)
Investment in Real Estate Net	20,752,248
Encumbrances	0
Arboretum (MA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Canton, MA
Date of Construction	1989
Units	156
Initial Cost to Company, Land	4,685,900
Initial Cost to Company, Building & Fixtures	10,992,751
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,753,644
Gross Amount Carried at close of period 12/31/2010, Land	4,685,900
Investment in Real Estate, Gross	12,746,395
Total	17,432,295
Accumulated Depreciation	(5,871,712)
Investment in Real Estate Net	11,560,583
Encumbrances	0
Arden Villas [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1999
Units	336
Initial Cost to Company, Land	5,500,000
Initial Cost to Company, Building & Fixtures	28,600,796
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,158,076
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Investment in Real Estate, Gross	31,758,872
Total	37,258,872
Accumulated Depreciation	(7,820,927)
Investment in Real Estate Net	29,437,945
Encumbrances	0
Ashton, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona Hills, CA
Date of Construction	1986
Units	492
Initial Cost to Company, Land	2,594,264
Initial Cost to Company, Building & Fixtures	33,042,398
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,711,402
Gross Amount Carried at close of period 12/31/2010, Land	2,594,264
Investment in Real Estate, Gross	38,753,800
Total	41,348,064
Accumulated Depreciation	(18,405,734)
Investment in Real Estate Net	22,942,330
Encumbrances	0
Audubon Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tampa, FL
Date of Construction	1990
Units	447
Initial Cost to Company, Land	3,576,000
Initial Cost to Company, Building & Fixtures	26,121,909
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,955,223
Gross Amount Carried at close of period 12/31/2010, Land	3,576,000
Investment in Real Estate, Gross	30,077,132
Total	33,653,132
Accumulated Depreciation	(12,947,920)
Investment in Real Estate Net	20,705,212
Encumbrances	0
Auvers Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	480
Initial Cost to Company, Land	3,808,823
Initial Cost to Company, Building & Fixtures	29,322,243
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,106,226
Gross Amount Carried at close of period 12/31/2010, Land	3,808,823
Investment in Real Estate, Gross	35,428,469
Total	39,237,292
Accumulated Depreciation	(15,578,985)
Investment in Real Estate Net	23,658,307
Encumbrances	0
Avenue Royale [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	2001
Units	200
Initial Cost to Company, Land	5,000,000
Initial Cost to Company, Building & Fixtures	17,785,388
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	898,474
Gross Amount Carried at close of period 12/31/2010, Land	5,000,000
Investment in Real Estate, Gross	18,683,862
Total	23,683,862
Accumulated Depreciation	(4,408,349)
Investment in Real Estate Net	19,275,513
Encumbrances	0
Ball Park Lofts [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO (G)
Date of Construction	2003
Units	343
Initial Cost to Company, Land	5,481,556.19
Initial Cost to Company, Building & Fixtures	51,658,741
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,673,568
Gross Amount Carried at close of period 12/31/2010, Land	5,481,556
Investment in Real Estate, Gross	54,332,309
Total	59,813,865
Accumulated Depreciation	(12,411,249)
Investment in Real Estate Net	47,402,616
Encumbrances	0
Barrington Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Oviedo, FL
Date of Construction	1998
Units	233
Initial Cost to Company, Land	6,990,000
Initial Cost to Company, Building & Fixtures	15,740,825
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,517,378
Gross Amount Carried at close of period 12/31/2010, Land	6,990,000
Investment in Real Estate, Gross	18,258,203
Total	25,248,203
Accumulated Depreciation	(5,666,805)
Investment in Real Estate Net	19,581,398
Encumbrances	0
Bay Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Long Beach, CA
Date of Construction	2002
Units	160
Initial Cost to Company, Land	7,600,000
Initial Cost to Company, Building & Fixtures	27,437,239
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	727,662
Gross Amount Carried at close of period 12/31/2010, Land	7,600,000
Investment in Real Estate, Gross	28,164,901
Total	35,764,901
Accumulated Depreciation	(6,781,684)
Investment in Real Estate Net	28,983,217
Encumbrances	0
Bayside at the Islands [Member]
Real Estates and Accumulated Depreciation
Description of Location	Gilbert, AZ
Date of Construction	1989
Units	272
Initial Cost to Company, Land	3,306,484
Initial Cost to Company, Building & Fixtures	15,573,006
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,718,810
Gross Amount Carried at close of period 12/31/2010, Land	3,306,484
Investment in Real Estate, Gross	18,291,816
Total	21,598,300
Accumulated Depreciation	(8,868,933)
Investment in Real Estate Net	12,729,367
Encumbrances	0
Bella Terra [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mukilteo, WA (G)
Date of Construction	2002
Units	235
Initial Cost to Company, Land	5,524,747
Initial Cost to Company, Building & Fixtures	25,315,555
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	663,944
Gross Amount Carried at close of period 12/31/2010, Land	5,524,747
Investment in Real Estate, Gross	25,979,499
Total	31,504,246
Accumulated Depreciation	(7,011,728)
Investment in Real Estate Net	24,492,518
Encumbrances	0
Bella Vista [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1995
Units	248
Initial Cost to Company, Land	2,978,879
Initial Cost to Company, Building & Fixtures	20,641,333
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,375,574
Gross Amount Carried at close of period 12/31/2010, Land	2,978,879
Investment in Real Estate, Gross	24,016,907
Total	26,995,786
Accumulated Depreciation	(11,352,453)
Investment in Real Estate Net	15,643,333
Encumbrances	0
Bella Vista I, II, III Combined [Member]
Real Estates and Accumulated Depreciation
Description of Location	Woodland Hills, CA
Date of Construction	2003-2007
Units	579
Initial Cost to Company, Land	31,682,754
Initial Cost to Company, Building & Fixtures	121,095,786
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,373,774
Gross Amount Carried at close of period 12/31/2010, Land	31,682,754
Investment in Real Estate, Gross	122,469,560
Total	154,152,314
Accumulated Depreciation	(22,828,231)
Investment in Real Estate Net	131,324,083
Encumbrances	0
Bellagio Apartment Homes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1995
Units	202
Initial Cost to Company, Land	2,626,000
Initial Cost to Company, Building & Fixtures	16,025,041
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	934,839
Gross Amount Carried at close of period 12/31/2010, Land	2,626,000
Investment in Real Estate, Gross	16,959,880
Total	19,585,880
Accumulated Depreciation	(4,385,460)
Investment in Real Estate Net	15,200,420
Encumbrances	0
Belle Arts Condominium Homes, LLC [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	2000
Units	0
Initial Cost to Company, Land	63,158
Initial Cost to Company, Building & Fixtures	248,929
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	(5,320)
Gross Amount Carried at close of period 12/31/2010, Land	63,158
Investment in Real Estate, Gross	243,609
Total	306,767
Accumulated Depreciation	0
Investment in Real Estate Net	306,767
Encumbrances	0
Bellevue Meadows [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	1983
Units	180
Initial Cost to Company, Land	4,507,100
Initial Cost to Company, Building & Fixtures	12,574,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,014,722
Gross Amount Carried at close of period 12/31/2010, Land	4,507,100
Investment in Real Estate, Gross	16,589,536
Total	21,096,636
Accumulated Depreciation	(7,111,408)
Investment in Real Estate Net	13,985,228
Encumbrances	0
Beneva Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sarasota, FL
Date of Construction	1986
Units	192
Initial Cost to Company, Land	1,344,000
Initial Cost to Company, Building & Fixtures	9,665,447
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,712,853
Gross Amount Carried at close of period 12/31/2010, Land	1,344,000
Investment in Real Estate, Gross	11,378,300
Total	12,722,300
Accumulated Depreciation	(5,166,133)
Investment in Real Estate Net	7,556,167
Encumbrances	0
Bermuda Cove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1989
Units	350
Initial Cost to Company, Land	1,503,000
Initial Cost to Company, Building & Fixtures	19,561,896
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,524,785
Gross Amount Carried at close of period 12/31/2010, Land	1,503,000
Investment in Real Estate, Gross	24,086,681
Total	25,589,681
Accumulated Depreciation	(11,058,710)
Investment in Real Estate Net	14,530,971
Encumbrances	0
Bishop Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Winter Park, FL
Date of Construction	1991
Units	324
Initial Cost to Company, Land	2,592,000
Initial Cost to Company, Building & Fixtures	17,990,436
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,585,501
Gross Amount Carried at close of period 12/31/2010, Land	2,592,000
Investment in Real Estate, Gross	21,575,937
Total	24,167,937
Accumulated Depreciation	(10,133,397)
Investment in Real Estate Net	14,034,540
Encumbrances	0
Bradford Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Newington, CT
Date of Construction	1964
Units	64
Initial Cost to Company, Land	401,091
Initial Cost to Company, Building & Fixtures	2,681,210
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	550,222
Gross Amount Carried at close of period 12/31/2010, Land	401,091
Investment in Real Estate, Gross	3,231,432
Total	3,632,523
Accumulated Depreciation	(1,266,643)
Investment in Real Estate Net	2,365,880
Encumbrances	0
Briar Knoll Apts [Member]
Real Estates and Accumulated Depreciation
Description of Location	Vernon, CT
Date of Construction	1986
Units	150
Initial Cost to Company, Land	928,972
Initial Cost to Company, Building & Fixtures	6,209,988
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,262,373
Gross Amount Carried at close of period 12/31/2010, Land	928,972
Investment in Real Estate, Gross	7,472,361
Total	8,401,333
Accumulated Depreciation	(2,947,027)
Investment in Real Estate Net	5,454,306
Encumbrances	0
Bridford Lakes II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Greensboro, NC
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	1,100,564
Initial Cost to Company, Building & Fixtures	792,509
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	1,100,564
Investment in Real Estate, Gross	792,509
Total	1,893,073
Accumulated Depreciation	0
Investment in Real Estate Net	1,893,073
Encumbrances	0
Bridgewater at Wells Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orange Park, FL
Date of Construction	1986
Units	288
Initial Cost to Company, Land	2,160,000
Initial Cost to Company, Building & Fixtures	13,347,549
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,981,128
Gross Amount Carried at close of period 12/31/2010, Land	2,160,000
Investment in Real Estate, Gross	15,328,677
Total	17,488,677
Accumulated Depreciation	(6,399,038)
Investment in Real Estate Net	11,089,639
Encumbrances	0
Brookside (CO) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boulder, CO
Date of Construction	1993
Units	144
Initial Cost to Company, Land	3,600,400
Initial Cost to Company, Building & Fixtures	10,211,159
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,422,619
Gross Amount Carried at close of period 12/31/2010, Land	3,600,400
Investment in Real Estate, Gross	11,633,778
Total	15,234,178
Accumulated Depreciation	(4,955,466)
Investment in Real Estate Net	10,278,712
Encumbrances	0
Brookside (MD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1993
Units	228
Initial Cost to Company, Land	2,736,000
Initial Cost to Company, Building & Fixtures	7,934,069
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,131,297
Gross Amount Carried at close of period 12/31/2010, Land	2,736,000
Investment in Real Estate, Gross	10,065,366
Total	12,801,366
Accumulated Depreciation	(4,725,174)
Investment in Real Estate Net	8,076,192
Encumbrances	0
Brookside II (MD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1979
Units	204
Initial Cost to Company, Land	2,450,800
Initial Cost to Company, Building & Fixtures	6,913,202
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,602,520
Gross Amount Carried at close of period 12/31/2010, Land	2,450,800
Investment in Real Estate, Gross	9,515,722
Total	11,966,522
Accumulated Depreciation	(4,851,989)
Investment in Real Estate Net	7,114,533
Encumbrances	0
Butterfield Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chino Hills, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	15,617,709
Initial Cost to Company, Building & Fixtures	4,427,907
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	15,617,709
Investment in Real Estate, Gross	4,427,907
Total	20,045,616
Accumulated Depreciation	0
Investment in Real Estate Net	20,045,616
Encumbrances	0
Camellero [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1979
Units	348
Initial Cost to Company, Land	1,924,900
Initial Cost to Company, Building & Fixtures	17,324,593
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,401,693
Gross Amount Carried at close of period 12/31/2010, Land	1,924,900
Investment in Real Estate, Gross	22,726,286
Total	24,651,186
Accumulated Depreciation	(13,677,067)
Investment in Real Estate Net	10,974,119
Encumbrances	0
Carlyle Mill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	2002
Units	317
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	51,367,913
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,568,619
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	54,936,532
Total	64,936,532
Accumulated Depreciation	(14,868,048)
Investment in Real Estate Net	50,068,484
Encumbrances	0
Carmel Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1988-1989
Units	384
Initial Cost to Company, Land	2,288,300
Initial Cost to Company, Building & Fixtures	20,596,281
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	9,965,334
Gross Amount Carried at close of period 12/31/2010, Land	2,288,300
Investment in Real Estate, Gross	30,561,615
Total	32,849,915
Accumulated Depreciation	(16,061,053)
Investment in Real Estate Net	16,788,862
Encumbrances	0
CenterPointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR
Date of Construction	1996
Units	264
Initial Cost to Company, Land	3,421,535
Initial Cost to Company, Building & Fixtures	15,708,853
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,587,615
Gross Amount Carried at close of period 12/31/2010, Land	3,421,535
Investment in Real Estate, Gross	18,296,468
Total	21,718,003
Accumulated Depreciation	(6,829,242)
Investment in Real Estate Net	14,888,761
Encumbrances	0
Chandler Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chandler, AZ
Date of Construction	1987
Units	316
Initial Cost to Company, Land	1,353,100
Initial Cost to Company, Building & Fixtures	12,175,173
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,281,277
Gross Amount Carried at close of period 12/31/2010, Land	1,353,100
Investment in Real Estate, Gross	16,456,450
Total	17,809,550
Accumulated Depreciation	(9,136,685)
Investment in Real Estate Net	8,672,865
Encumbrances	0
Chatelaine Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Duluth, GA
Date of Construction	1995
Units	303
Initial Cost to Company, Land	1,818,000
Initial Cost to Company, Building & Fixtures	24,489,671
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,930,204
Gross Amount Carried at close of period 12/31/2010, Land	1,818,000
Investment in Real Estate, Gross	26,419,875
Total	28,237,875
Accumulated Depreciation	(11,195,323)
Investment in Real Estate Net	17,042,552
Encumbrances	0
Chelsea Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	1991
Units	113
Initial Cost to Company, Land	3,397,100
Initial Cost to Company, Building & Fixtures	9,289,074
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,350,932
Gross Amount Carried at close of period 12/31/2010, Land	3,397,100
Investment in Real Estate, Gross	10,640,006
Total	14,037,106
Accumulated Depreciation	(4,455,056)
Investment in Real Estate Net	9,582,050
Encumbrances	0
Chesapeake Glen Apts [Member]
Real Estates and Accumulated Depreciation
Description of Location	Glen Burnie, MD
Date of Construction	1973
Units	796
Initial Cost to Company, Land	8,993,411
Initial Cost to Company, Building & Fixtures	27,301,052
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	20,600,853
Gross Amount Carried at close of period 12/31/2010, Land	8,993,411
Investment in Real Estate, Gross	47,901,905
Total	56,895,316
Accumulated Depreciation	(21,737,535)
Investment in Real Estate Net	35,157,781
Encumbrances	0
Chestnut Hills [Member]
Real Estates and Accumulated Depreciation
Description of Location	Puyallup, WA
Date of Construction	1991
Units	157
Initial Cost to Company, Land	756,300
Initial Cost to Company, Building & Fixtures	6,806,635
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,341,313
Gross Amount Carried at close of period 12/31/2010, Land	756,300
Investment in Real Estate, Gross	8,147,948
Total	8,904,248
Accumulated Depreciation	(4,162,664)
Investment in Real Estate Net	4,741,584
Encumbrances	0
Chinatown Gateway [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	14,791,831
Initial Cost to Company, Building & Fixtures	10,626,177
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	14,791,831
Investment in Real Estate, Gross	10,626,177
Total	25,418,008
Accumulated Depreciation	0
Investment in Real Estate Net	25,418,008
Encumbrances	0
Cierra Crest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	1996
Units	480
Initial Cost to Company, Land	4,803,100
Initial Cost to Company, Building & Fixtures	34,894,898
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,372,465
Gross Amount Carried at close of period 12/31/2010, Land	4,803,100
Investment in Real Estate, Gross	39,267,363
Total	44,070,463
Accumulated Depreciation	(17,810,090)
Investment in Real Estate Net	26,260,373
Encumbrances	0
Citrus Falls [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tampa, FL
Date of Construction	2003
Units	273
Initial Cost to Company, Land	8,190,000
Initial Cost to Company, Building & Fixtures	28,894,280
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	359,339
Gross Amount Carried at close of period 12/31/2010, Land	8,190,000
Investment in Real Estate, Gross	29,253,619
Total	37,443,619
Accumulated Depreciation	(5,538,771)
Investment in Real Estate Net	31,904,848
Encumbrances	0
City View (GA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA (G)
Date of Construction	2003
Units	202
Initial Cost to Company, Land	6,440,800
Initial Cost to Company, Building & Fixtures	19,993,460
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,226,630
Gross Amount Carried at close of period 12/31/2010, Land	6,440,800
Investment in Real Estate, Gross	21,220,090
Total	27,660,890
Accumulated Depreciation	(4,958,474)
Investment in Real Estate Net	22,702,416
Encumbrances	0
Clarys Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Columbia, MD
Date of Construction	1984
Units	198
Initial Cost to Company, Land	891,000
Initial Cost to Company, Building & Fixtures	15,489,721
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,941,859
Gross Amount Carried at close of period 12/31/2010, Land	891,000
Investment in Real Estate, Gross	17,431,580
Total	18,322,580
Accumulated Depreciation	(7,854,559)
Investment in Real Estate Net	10,468,021
Encumbrances	0
Cleo, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1989
Units	92
Initial Cost to Company, Land	6,615,467
Initial Cost to Company, Building & Fixtures	14,829,335
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,656,740
Gross Amount Carried at close of period 12/31/2010, Land	6,615,467
Investment in Real Estate, Gross	18,486,075
Total	25,101,542
Accumulated Depreciation	(3,239,542)
Investment in Real Estate Net	21,862,000
Encumbrances	0
Club at Tanasbourne [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hillsboro, OR
Date of Construction	1990
Units	352
Initial Cost to Company, Land	3,521,300
Initial Cost to Company, Building & Fixtures	16,257,934
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,024,295
Gross Amount Carried at close of period 12/31/2010, Land	3,521,300
Investment in Real Estate, Gross	19,282,229
Total	22,803,529
Accumulated Depreciation	(9,717,382)
Investment in Real Estate Net	13,086,147
Encumbrances	0
Club at the Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR
Date of Construction	1991
Units	254
Initial Cost to Company, Land	2,030,950
Initial Cost to Company, Building & Fixtures	12,616,747
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,506,711
Gross Amount Carried at close of period 12/31/2010, Land	2,030,950
Investment in Real Estate, Gross	15,123,458
Total	17,154,408
Accumulated Depreciation	(7,668,234)
Investment in Real Estate Net	9,486,174
Encumbrances	0
Coconut Palm Club [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coconut Creek, GA
Date of Construction	1992
Units	300
Initial Cost to Company, Land	3,001,700
Initial Cost to Company, Building & Fixtures	17,678,928
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,478,359
Gross Amount Carried at close of period 12/31/2010, Land	3,001,700
Investment in Real Estate, Gross	20,157,287
Total	23,158,987
Accumulated Depreciation	(9,116,168)
Investment in Real Estate Net	14,042,819
Encumbrances	0
Colorado Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	2006
Units	193
Initial Cost to Company, Land	5,790,000
Initial Cost to Company, Building & Fixtures	28,815,766
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	397,758
Gross Amount Carried at close of period 12/31/2010, Land	5,790,000
Investment in Real Estate, Gross	29,213,524
Total	35,003,524
Accumulated Depreciation	(6,093,098)
Investment in Real Estate Net	28,910,426
Encumbrances	0
Copper Canyon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Highlands Ranch, CO
Date of Construction	1999
Units	222
Initial Cost to Company, Land	1,442,212
Initial Cost to Company, Building & Fixtures	16,251,114
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,140,109
Gross Amount Carried at close of period 12/31/2010, Land	1,442,212
Investment in Real Estate, Gross	17,391,223
Total	18,833,435
Accumulated Depreciation	(7,157,123)
Investment in Real Estate Net	11,676,312
Encumbrances	0
Cortona at Dana Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mesa, AZ
Date of Construction	1986
Units	222
Initial Cost to Company, Land	2,028,939
Initial Cost to Company, Building & Fixtures	12,466,128
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,382,632
Gross Amount Carried at close of period 12/31/2010, Land	2,028,939
Investment in Real Estate, Gross	14,848,760
Total	16,877,699
Accumulated Depreciation	(7,134,989)
Investment in Real Estate Net	9,742,710
Encumbrances	0
Country Brook [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chandler, AZ
Date of Construction	1986-1996
Units	396
Initial Cost to Company, Land	1,505,219
Initial Cost to Company, Building & Fixtures	29,542,535
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,262,126
Gross Amount Carried at close of period 12/31/2010, Land	1,505,219
Investment in Real Estate, Gross	32,804,661
Total	34,309,880
Accumulated Depreciation	(15,167,161)
Investment in Real Estate Net	19,142,719
Encumbrances	0
Country Gables [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR
Date of Construction	1991
Units	288
Initial Cost to Company, Land	1,580,500
Initial Cost to Company, Building & Fixtures	14,215,444
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,394,460
Gross Amount Carried at close of period 12/31/2010, Land	1,580,500
Investment in Real Estate, Gross	17,609,904
Total	19,190,404
Accumulated Depreciation	(9,349,539)
Investment in Real Estate Net	9,840,865
Encumbrances	0
Cove at Fishers Landing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Vancouver, WA
Date of Construction	1993
Units	253
Initial Cost to Company, Land	2,277,000
Initial Cost to Company, Building & Fixtures	15,656,887
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,133,368
Gross Amount Carried at close of period 12/31/2010, Land	2,277,000
Investment in Real Estate, Gross	16,790,255
Total	19,067,255
Accumulated Depreciation	(5,556,736)
Investment in Real Estate Net	13,510,519
Encumbrances	0
Creekside (San Mateo) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Mateo, CA
Date of Construction	1985
Units	192
Initial Cost to Company, Land	9,606,600
Initial Cost to Company, Building & Fixtures	21,193,232
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,813,332
Gross Amount Carried at close of period 12/31/2010, Land	9,606,600
Investment in Real Estate, Gross	23,006,564
Total	32,613,164
Accumulated Depreciation	(9,756,918)
Investment in Real Estate Net	22,856,246
Encumbrances	0
Creekside Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mountlake Terrace, WA
Date of Construction	1987
Units	512
Initial Cost to Company, Land	2,807,600
Initial Cost to Company, Building & Fixtures	25,270,594
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,546,449
Gross Amount Carried at close of period 12/31/2010, Land	2,807,600
Investment in Real Estate, Gross	29,817,043
Total	32,624,643
Accumulated Depreciation	(17,080,457)
Investment in Real Estate Net	15,544,186
Encumbrances	0
Crescent at Cherry Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	1994
Units	216
Initial Cost to Company, Land	2,594,000
Initial Cost to Company, Building & Fixtures	15,149,470
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,456,269
Gross Amount Carried at close of period 12/31/2010, Land	2,594,000
Investment in Real Estate, Gross	17,605,739
Total	20,199,739
Accumulated Depreciation	(7,886,569)
Investment in Real Estate Net	12,313,170
Encumbrances	0
Crosswinds [Member]
Real Estates and Accumulated Depreciation
Description of Location	St. Petersburg, FL
Date of Construction	1986
Units	208
Initial Cost to Company, Land	1,561,200
Initial Cost to Company, Building & Fixtures	5,756,822
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,134,186
Gross Amount Carried at close of period 12/31/2010, Land	1,561,200
Investment in Real Estate, Gross	7,891,008
Total	9,452,208
Accumulated Depreciation	(4,179,888)
Investment in Real Estate Net	5,272,320
Encumbrances	0
Crown Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1987
Units	416
Initial Cost to Company, Land	3,156,600
Initial Cost to Company, Building & Fixtures	28,414,599
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,865,759
Gross Amount Carried at close of period 12/31/2010, Land	3,156,600
Investment in Real Estate, Gross	35,280,358
Total	38,436,958
Accumulated Depreciation	(17,151,987)
Investment in Real Estate Net	21,284,971
Encumbrances	0
Crowntree Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	2008
Units	352
Initial Cost to Company, Land	12,009,630
Initial Cost to Company, Building & Fixtures	44,407,977
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	112,491
Gross Amount Carried at close of period 12/31/2010, Land	12,009,630
Investment in Real Estate, Gross	44,520,468
Total	56,530,098
Accumulated Depreciation	(4,526,090)
Investment in Real Estate Net	52,004,008
Encumbrances	0
Cypress Lake at Waterford [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	2001
Units	316
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	27,654,816
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,440,961
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	29,095,777
Total	36,095,777
Accumulated Depreciation	(7,617,815)
Investment in Real Estate Net	28,477,962
Encumbrances	0
Dartmouth Woods [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, CO
Date of Construction	1990
Units	201
Initial Cost to Company, Land	1,609,800
Initial Cost to Company, Building & Fixtures	10,832,754
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,893,204
Gross Amount Carried at close of period 12/31/2010, Land	1,609,800
Investment in Real Estate, Gross	12,725,958
Total	14,335,758
Accumulated Depreciation	(6,328,505)
Investment in Real Estate Net	8,007,253
Encumbrances	0
Dean Estates [Member]
Real Estates and Accumulated Depreciation
Description of Location	Taunton, MA
Date of Construction	1984
Units	58
Initial Cost to Company, Land	498,080
Initial Cost to Company, Building & Fixtures	3,329,560
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	619,001
Gross Amount Carried at close of period 12/31/2010, Land	498,080
Investment in Real Estate, Gross	3,948,561
Total	4,446,641
Accumulated Depreciation	(1,637,652)
Investment in Real Estate Net	2,808,989
Encumbrances	0
Deerwood (Corona) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona, CA
Date of Construction	1992
Units	316
Initial Cost to Company, Land	4,742,200
Initial Cost to Company, Building & Fixtures	20,272,892
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,760,026
Gross Amount Carried at close of period 12/31/2010, Land	4,742,200
Investment in Real Estate, Gross	24,032,918
Total	28,775,118
Accumulated Depreciation	(11,483,660)
Investment in Real Estate Net	17,291,458
Encumbrances	0
Deerwood (SD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1990
Units	316
Initial Cost to Company, Land	2,082,095
Initial Cost to Company, Building & Fixtures	18,739,815
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	12,989,106
Gross Amount Carried at close of period 12/31/2010, Land	2,082,095
Investment in Real Estate, Gross	31,728,921
Total	33,811,016
Accumulated Depreciation	(17,368,975)
Investment in Real Estate Net	16,442,041
Encumbrances	0
Defoor Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1997
Units	156
Initial Cost to Company, Land	2,966,400
Initial Cost to Company, Building & Fixtures	10,570,210
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,973,139
Gross Amount Carried at close of period 12/31/2010, Land	2,966,400
Investment in Real Estate, Gross	12,543,349
Total	15,509,749
Accumulated Depreciation	(5,726,549)
Investment in Real Estate Net	9,783,200
Encumbrances	0
Desert Homes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1982
Units	412
Initial Cost to Company, Land	1,481,050
Initial Cost to Company, Building & Fixtures	13,390,249
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,599,931
Gross Amount Carried at close of period 12/31/2010, Land	1,481,050
Investment in Real Estate, Gross	17,990,180
Total	19,471,230
Accumulated Depreciation	(10,031,739)
Investment in Real Estate Net	9,439,491
Encumbrances	0
Eagle Canyon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chino Hills, CA
Date of Construction	1985
Units	252
Initial Cost to Company, Land	1,808,900
Initial Cost to Company, Building & Fixtures	16,274,361
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,952,013
Gross Amount Carried at close of period 12/31/2010, Land	1,808,900
Investment in Real Estate, Gross	21,226,374
Total	23,035,274
Accumulated Depreciation	(10,360,628)
Investment in Real Estate Net	12,674,646
Encumbrances	0
Ellipse at Government Center [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fairfax, VA
Date of Construction	1989
Units	404
Initial Cost to Company, Land	19,433,000
Initial Cost to Company, Building & Fixtures	56,816,266
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,163,398
Gross Amount Carried at close of period 12/31/2010, Land	19,433,000
Investment in Real Estate, Gross	58,979,664
Total	78,412,664
Accumulated Depreciation	(7,293,275)
Investment in Real Estate Net	71,119,389
Encumbrances	0
Emerson Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boston, MA (G)
Date of Construction	1962
Units	444
Initial Cost to Company, Land	14,855,000
Initial Cost to Company, Building & Fixtures	57,566,636
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,898,470
Gross Amount Carried at close of period 12/31/2010, Land	14,855,000
Investment in Real Estate, Gross	71,465,106
Total	86,320,106
Accumulated Depreciation	(35,001,827)
Investment in Real Estate Net	51,318,279
Encumbrances	0
Enclave at Lake Underhill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1989
Units	312
Initial Cost to Company, Land	9,359,750
Initial Cost to Company, Building & Fixtures	29,539,650
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,480,122
Gross Amount Carried at close of period 12/31/2010, Land	9,359,750
Investment in Real Estate, Gross	31,019,772
Total	40,379,522
Accumulated Depreciation	(6,900,263)
Investment in Real Estate Net	33,479,259
Encumbrances	0
Enclave at Waterways [Member]
Real Estates and Accumulated Depreciation
Description of Location	Deerfield Beach, FL
Date of Construction	1998
Units	300
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	33,194,576
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	823,395
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	34,017,971
Total	49,017,971
Accumulated Depreciation	(7,805,009)
Investment in Real Estate Net	41,212,962
Encumbrances	0
Enclave at Winston Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coconut Creek, FL
Date of Construction	1995
Units	0
Initial Cost to Company, Land	5,560,000
Initial Cost to Company, Building & Fixtures	19,939,324
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,059,608
Gross Amount Carried at close of period 12/31/2010, Land	5,560,000
Investment in Real Estate, Gross	21,998,932
Total	27,558,932
Accumulated Depreciation	(7,288,493)
Investment in Real Estate Net	20,270,439
Encumbrances	0
Enclave, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tempe, AZ
Date of Construction	1994
Units	204
Initial Cost to Company, Land	1,500,192
Initial Cost to Company, Building & Fixtures	19,281,399
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,318,409
Gross Amount Carried at close of period 12/31/2010, Land	1,500,192
Investment in Real Estate, Gross	20,599,808
Total	22,100,000
Accumulated Depreciation	(9,311,163)
Investment in Real Estate Net	12,788,837
Encumbrances	0
Estates at Maitland Summit [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1998
Units	272
Initial Cost to Company, Land	9,520,000
Initial Cost to Company, Building & Fixtures	28,352,160
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	659,478
Gross Amount Carried at close of period 12/31/2010, Land	9,520,000
Investment in Real Estate, Gross	29,011,638
Total	38,531,638
Accumulated Depreciation	(6,899,532)
Investment in Real Estate Net	31,632,106
Encumbrances	0
Estates at Phipps [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1996
Units	234
Initial Cost to Company, Land	9,360,000
Initial Cost to Company, Building & Fixtures	29,705,236
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,731,227
Gross Amount Carried at close of period 12/31/2010, Land	9,360,000
Investment in Real Estate, Gross	33,436,463
Total	42,796,463
Accumulated Depreciation	(9,147,441)
Investment in Real Estate Net	33,649,022
Encumbrances	0
Estates at Tanglewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westminster, CO
Date of Construction	2003
Units	504
Initial Cost to Company, Land	7,560,000
Initial Cost to Company, Building & Fixtures	51,256,538
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,757,377
Gross Amount Carried at close of period 12/31/2010, Land	7,560,000
Investment in Real Estate, Gross	53,013,915
Total	60,573,915
Accumulated Depreciation	(11,826,437)
Investment in Real Estate Net	48,747,478
Encumbrances	0
Estates at Wellington Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Wellington, FL
Date of Construction	2003
Units	400
Initial Cost to Company, Land	20,000,000
Initial Cost to Company, Building & Fixtures	64,790,850
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,690,737
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Investment in Real Estate, Gross	66,481,587
Total	86,481,587
Accumulated Depreciation	(14,673,809)
Investment in Real Estate Net	71,807,778
Encumbrances	0
Fairland Gardens [Member]
Real Estates and Accumulated Depreciation
Description of Location	Silver Spring, MD
Date of Construction	1981
Units	400
Initial Cost to Company, Land	6,000,000
Initial Cost to Company, Building & Fixtures	19,972,183
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,941,347
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Investment in Real Estate, Gross	25,913,530
Total	31,913,530
Accumulated Depreciation	(12,524,142)
Investment in Real Estate Net	19,389,388
Encumbrances	0
Four Winds [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fall River, MA
Date of Construction	1987
Units	168
Initial Cost to Company, Land	1,370,843
Initial Cost to Company, Building & Fixtures	9,163,804
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,904,262
Gross Amount Carried at close of period 12/31/2010, Land	1,370,843
Investment in Real Estate, Gross	11,068,066
Total	12,438,909
Accumulated Depreciation	(4,187,035)
Investment in Real Estate Net	8,251,874
Encumbrances	0
Fox Hill Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Enfield, CT
Date of Construction	1974
Units	168
Initial Cost to Company, Land	1,129,018
Initial Cost to Company, Building & Fixtures	7,547,256
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,392,924
Gross Amount Carried at close of period 12/31/2010, Land	1,129,018
Investment in Real Estate, Gross	8,940,180
Total	10,069,198
Accumulated Depreciation	(3,374,145)
Investment in Real Estate Net	6,695,053
Encumbrances	0
Fox Run (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Federal Way, WA
Date of Construction	1988
Units	162
Initial Cost to Company, Land	626,637
Initial Cost to Company, Building & Fixtures	5,765,018
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,628,345
Gross Amount Carried at close of period 12/31/2010, Land	626,637
Investment in Real Estate, Gross	7,393,363
Total	8,020,000
Accumulated Depreciation	(4,416,088)
Investment in Real Estate Net	3,603,912
Encumbrances	0
Fox Run II (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Federal Way, WA
Date of Construction	1988
Units	0
Initial Cost to Company, Land	80,000
Initial Cost to Company, Building & Fixtures	1,286,139
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	53,086
Gross Amount Carried at close of period 12/31/2010, Land	80,000
Investment in Real Estate, Gross	1,339,225
Total	1,419,225
Accumulated Depreciation	(378,622)
Investment in Real Estate Net	1,040,603
Encumbrances	0
Gables Grand Plaza [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Gables, FL (G)
Date of Construction	1998
Units	195
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	44,601,000
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,049,136
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	47,650,136
Total	47,650,136
Accumulated Depreciation	(12,131,216)
Investment in Real Estate Net	35,518,920
Encumbrances	0
Gallery, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hermosa Beach,CA
Date of Construction	1971
Units	168
Initial Cost to Company, Land	18,144,000
Initial Cost to Company, Building & Fixtures	46,565,936
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,708,905
Gross Amount Carried at close of period 12/31/2010, Land	18,144,000
Investment in Real Estate, Gross	48,274,841
Total	66,418,841
Accumulated Depreciation	(9,008,325)
Investment in Real Estate Net	57,410,516
Encumbrances	0
Gatehouse at Pine Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pembroke Pines, FL
Date of Construction	1990
Units	296
Initial Cost to Company, Land	1,896,600
Initial Cost to Company, Building & Fixtures	17,070,795
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,150,039
Gross Amount Carried at close of period 12/31/2010, Land	1,896,600
Investment in Real Estate, Gross	20,220,834
Total	22,117,434
Accumulated Depreciation	(10,204,593)
Investment in Real Estate Net	11,912,841
Encumbrances	0
Gatehouse on the Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Plantation, FL
Date of Construction	1990
Units	312
Initial Cost to Company, Land	2,228,200
Initial Cost to Company, Building & Fixtures	20,056,270
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,426,564
Gross Amount Carried at close of period 12/31/2010, Land	2,228,200
Investment in Real Estate, Gross	26,482,834
Total	28,711,034
Accumulated Depreciation	(12,275,428)
Investment in Real Estate Net	16,435,606
Encumbrances	0
Gates of Redmond [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	1979
Units	180
Initial Cost to Company, Land	2,306,100
Initial Cost to Company, Building & Fixtures	12,064,015
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,606,139
Gross Amount Carried at close of period 12/31/2010, Land	2,306,100
Investment in Real Estate, Gross	16,670,154
Total	18,976,254
Accumulated Depreciation	(7,266,813)
Investment in Real Estate Net	11,709,441
Encumbrances	0
Gatewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasanton, CA
Date of Construction	1985
Units	200
Initial Cost to Company, Land	6,796,511
Initial Cost to Company, Building & Fixtures	20,249,392
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,422,363
Gross Amount Carried at close of period 12/31/2010, Land	6,796,511
Investment in Real Estate, Gross	23,671,755
Total	30,468,266
Accumulated Depreciation	(6,668,346)
Investment in Real Estate Net	23,799,920
Encumbrances	0
Governors Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bowie, MD
Date of Construction	1999
Units	478
Initial Cost to Company, Land	19,845,000
Initial Cost to Company, Building & Fixtures	73,335,916
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	449,800
Gross Amount Carried at close of period 12/31/2010, Land	19,845,000
Investment in Real Estate, Gross	73,785,716
Total	93,630,716
Accumulated Depreciation	(9,724,081)
Investment in Real Estate Net	83,906,635
Encumbrances	0
Greenfield Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rocky Hill , CT
Date of Construction	1965
Units	151
Initial Cost to Company, Land	911,534
Initial Cost to Company, Building & Fixtures	6,093,418
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	614,541
Gross Amount Carried at close of period 12/31/2010, Land	911,534
Investment in Real Estate, Gross	6,707,959
Total	7,619,493
Accumulated Depreciation	(2,606,189)
Investment in Real Estate Net	5,013,304
Encumbrances	0
Greenhouse - Roswell [Member]
Real Estates and Accumulated Depreciation
Description of Location	Roswell, GA
Date of Construction	1985
Units	236
Initial Cost to Company, Land	1,220,000
Initial Cost to Company, Building & Fixtures	10,974,727
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,845,700
Gross Amount Carried at close of period 12/31/2010, Land	1,220,000
Investment in Real Estate, Gross	13,820,427
Total	15,040,427
Accumulated Depreciation	(8,201,950)
Investment in Real Estate Net	6,838,477
Encumbrances	0
Greenwood Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centennial, CO
Date of Construction	1994
Units	291
Initial Cost to Company, Land	4,365,000
Initial Cost to Company, Building & Fixtures	38,372,440
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,078,200
Gross Amount Carried at close of period 12/31/2010, Land	4,365,000
Investment in Real Estate, Gross	39,450,640
Total	43,815,640
Accumulated Depreciation	(6,382,866)
Investment in Real Estate Net	37,432,774
Encumbrances	0
Greenwood Plaza [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centennial, CO
Date of Construction	1996
Units	266
Initial Cost to Company, Land	3,990,000
Initial Cost to Company, Building & Fixtures	35,846,708
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,603,202
Gross Amount Carried at close of period 12/31/2010, Land	3,990,000
Investment in Real Estate, Gross	37,449,910
Total	41,439,910
Accumulated Depreciation	(6,078,554)
Investment in Real Estate Net	35,361,356
Encumbrances	0
Hamilton Villas [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beverly Hills, CA
Date of Construction	1990
Units	35
Initial Cost to Company, Land	7,772,000
Initial Cost to Company, Building & Fixtures	16,864,269
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,189,552
Gross Amount Carried at close of period 12/31/2010, Land	7,772,000
Investment in Real Estate, Gross	18,053,821
Total	25,825,821
Accumulated Depreciation	(1,890,871)
Investment in Real Estate Net	23,934,950
Encumbrances	0
Hammocks Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	1933365
Date of Construction	1933365
Units	1,964,954
Initial Cost to Company, Land	319,180
Initial Cost to Company, Building & Fixtures	12,513,467
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,318,163
Gross Amount Carried at close of period 12/31/2010, Land	319,180
Investment in Real Estate, Gross	15,831,630
Total	16,150,810
Accumulated Depreciation	(9,501,817)
Investment in Real Estate Net	6,648,993
Encumbrances	0
Hamptons [Member]
Real Estates and Accumulated Depreciation
Description of Location	Puyallup, WA
Date of Construction	1991
Units	230
Initial Cost to Company, Land	1,119,200
Initial Cost to Company, Building & Fixtures	10,075,844
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,766,780
Gross Amount Carried at close of period 12/31/2010, Land	1,119,200
Investment in Real Estate, Gross	11,842,624
Total	12,961,824
Accumulated Depreciation	(5,895,513)
Investment in Real Estate Net	7,066,311
Encumbrances	0
Heritage Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lynwood, WA
Date of Construction	1999
Units	197
Initial Cost to Company, Land	6,895,000
Initial Cost to Company, Building & Fixtures	18,983,597
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	483,060
Gross Amount Carried at close of period 12/31/2010, Land	6,895,000
Investment in Real Estate, Gross	19,466,657
Total	26,361,657
Accumulated Depreciation	(4,888,573)
Investment in Real Estate Net	21,473,084
Encumbrances	0
Heritage, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1995
Units	204
Initial Cost to Company, Land	1,209,705
Initial Cost to Company, Building & Fixtures	13,136,903
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,344,831
Gross Amount Carried at close of period 12/31/2010, Land	1,209,705
Investment in Real Estate, Gross	14,481,734
Total	15,691,439
Accumulated Depreciation	(6,665,797)
Investment in Real Estate Net	9,025,642
Encumbrances	0
Heron Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	1989
Units	192
Initial Cost to Company, Land	1,546,700
Initial Cost to Company, Building & Fixtures	7,774,676
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,902,328
Gross Amount Carried at close of period 12/31/2010, Land	1,546,700
Investment in Real Estate, Gross	9,677,004
Total	11,223,704
Accumulated Depreciation	(4,938,737)
Investment in Real Estate Net	6,284,967
Encumbrances	0
Heronfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Kirkland, WA
Date of Construction	1990
Units	202
Initial Cost to Company, Land	9,245,000
Initial Cost to Company, Building & Fixtures	27,018,110
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,187,041
Gross Amount Carried at close of period 12/31/2010, Land	9,245,000
Investment in Real Estate, Gross	28,205,151
Total	37,450,151
Accumulated Depreciation	(4,980,297)
Investment in Real Estate Net	32,469,854
Encumbrances	0
High Meadow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ellington, CT
Date of Construction	1975
Units	100
Initial Cost to Company, Land	583,679
Initial Cost to Company, Building & Fixtures	3,901,774
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	753,863
Gross Amount Carried at close of period 12/31/2010, Land	583,679
Investment in Real Estate, Gross	4,655,637
Total	5,239,316
Accumulated Depreciation	(1,742,546)
Investment in Real Estate Net	3,496,770
Encumbrances	0
Highland Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westwood, MA
Date of Construction	1979
Units	180
Initial Cost to Company, Land	2,229,095
Initial Cost to Company, Building & Fixtures	16,828,153
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,201,833
Gross Amount Carried at close of period 12/31/2010, Land	2,229,095
Investment in Real Estate, Gross	19,029,986
Total	21,259,081
Accumulated Depreciation	(6,857,626)
Investment in Real Estate Net	14,401,455
Encumbrances	0
Highland Glen II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westwood, MA
Date of Construction	2007
Units	102
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	19,875,857
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	78,701
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	19,954,558
Total	19,954,558
Accumulated Depreciation	(2,611,999)
Investment in Real Estate Net	17,342,559
Encumbrances	0
Highlands The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1990
Units	272
Initial Cost to Company, Land	11,823,840
Initial Cost to Company, Building & Fixtures	31,990,970
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,795,684
Gross Amount Carried at close of period 12/31/2010, Land	11,823,840
Investment in Real Estate, Gross	34,786,654
Total	46,610,494
Accumulated Depreciation	(7,274,350)
Investment in Real Estate Net	39,336,144
Encumbrances	0
Hudson Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	2003
Units	259
Initial Cost to Company, Land	23,420,000
Initial Cost to Company, Building & Fixtures	70,086,976
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	735,381
Gross Amount Carried at close of period 12/31/2010, Land	23,420,000
Investment in Real Estate, Gross	70,822,357
Total	94,242,357
Accumulated Depreciation	(15,578,879)
Investment in Real Estate Net	78,663,478
Encumbrances	0
Hudson Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ
Date of Construction	2003
Units	182
Initial Cost to Company, Land	5,148,500
Initial Cost to Company, Building & Fixtures	41,149,118
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	979,981
Gross Amount Carried at close of period 12/31/2010, Land	5,148,500
Investment in Real Estate, Gross	42,129,099
Total	47,277,599
Accumulated Depreciation	(9,847,022)
Investment in Real Estate Net	37,430,577
Encumbrances	0
Hunt Club II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Charlotte, NC
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	100,000
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	100,000
Investment in Real Estate, Gross	0
Total	100,000
Accumulated Depreciation	0
Investment in Real Estate Net	100,000
Encumbrances	0
Huntington Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Everett, WA
Date of Construction	1991
Units	381
Initial Cost to Company, Land	1,597,500
Initial Cost to Company, Building & Fixtures	14,367,864
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,569,932
Gross Amount Carried at close of period 12/31/2010, Land	1,597,500
Investment in Real Estate, Gross	17,937,796
Total	19,535,296
Accumulated Depreciation	(10,691,864)
Investment in Real Estate Net	8,843,432
Encumbrances	0
Indian Bend [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1973
Units	278
Initial Cost to Company, Land	1,075,700
Initial Cost to Company, Building & Fixtures	9,800,330
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,025,809
Gross Amount Carried at close of period 12/31/2010, Land	1,075,700
Investment in Real Estate, Gross	12,826,139
Total	13,901,839
Accumulated Depreciation	(7,965,135)
Investment in Real Estate Net	5,936,704
Encumbrances	0
Iron Horse Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1973
Units	252
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	24,335,549
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,733,460
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	32,069,009
Total	47,069,009
Accumulated Depreciation	(7,608,465)
Investment in Real Estate Net	39,460,544
Encumbrances	0
Isle at Arrowhead Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Glendale, AZ
Date of Construction	1996
Units	256
Initial Cost to Company, Land	1,650,237
Initial Cost to Company, Building & Fixtures	19,593,123
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,567,037
Gross Amount Carried at close of period 12/31/2010, Land	1,650,237
Investment in Real Estate, Gross	21,160,160
Total	22,810,397
Accumulated Depreciation	(9,660,638)
Investment in Real Estate Net	13,149,759
Encumbrances	0
Kenwood Mews [Member]
Real Estates and Accumulated Depreciation
Description of Location	Burbank, CA
Date of Construction	1991
Units	141
Initial Cost to Company, Land	14,100,000
Initial Cost to Company, Building & Fixtures	24,662,883
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,449,462
Gross Amount Carried at close of period 12/31/2010, Land	14,100,000
Investment in Real Estate, Gross	26,112,345
Total	40,212,345
Accumulated Depreciation	(4,869,310)
Investment in Real Estate Net	35,343,035
Encumbrances	0
Kings Colony (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Miami, FL
Date of Construction	1986
Units	480
Initial Cost to Company, Land	19,200,000
Initial Cost to Company, Building & Fixtures	48,379,586
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,647,285
Gross Amount Carried at close of period 12/31/2010, Land	19,200,000
Investment in Real Estate, Gross	51,026,871
Total	70,226,871
Accumulated Depreciation	(11,725,742)
Investment in Real Estate Net	58,501,129
Encumbrances	0
Laguna Clara [Member]
Real Estates and Accumulated Depreciation
Description of Location	Santa Clara, CA
Date of Construction	1972
Units	264
Initial Cost to Company, Land	13,642,420
Initial Cost to Company, Building & Fixtures	29,707,475
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,124,741
Gross Amount Carried at close of period 12/31/2010, Land	13,642,420
Investment in Real Estate, Gross	32,832,216
Total	46,474,636
Accumulated Depreciation	(8,759,064)
Investment in Real Estate Net	37,715,572
Encumbrances	0
Landings at Pembroke Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pembroke Pines, FL
Date of Construction	1989
Units	358
Initial Cost to Company, Land	17,900,000
Initial Cost to Company, Building & Fixtures	24,460,989
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,865,839
Gross Amount Carried at close of period 12/31/2010, Land	17,900,000
Investment in Real Estate, Gross	29,326,828
Total	47,226,828
Accumulated Depreciation	(7,066,075)
Investment in Real Estate Net	40,160,753
Encumbrances	0
Landings at Port Imperial [Member]
Real Estates and Accumulated Depreciation
Description of Location	W. New York, NJ
Date of Construction	1999
Units	276
Initial Cost to Company, Land	27,246,045
Initial Cost to Company, Building & Fixtures	37,741,050
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,439,230
Gross Amount Carried at close of period 12/31/2010, Land	27,246,045
Investment in Real Estate, Gross	44,180,280
Total	71,426,325
Accumulated Depreciation	(14,865,795)
Investment in Real Estate Net	56,560,530
Encumbrances	0
Las Colinas at Black Canyon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	2008
Units	304
Initial Cost to Company, Land	9,000,000
Initial Cost to Company, Building & Fixtures	35,917,811
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	109,997
Gross Amount Carried at close of period 12/31/2010, Land	9,000,000
Investment in Real Estate, Gross	36,027,808
Total	45,027,808
Accumulated Depreciation	(3,970,846)
Investment in Real Estate Net	41,056,962
Encumbrances	0
Legacy at Highlands Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Highlands Ranch, CO
Date of Construction	1999
Units	422
Initial Cost to Company, Land	6,330,000
Initial Cost to Company, Building & Fixtures	37,557,013
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,360,640
Gross Amount Carried at close of period 12/31/2010, Land	6,330,000
Investment in Real Estate, Gross	38,917,653
Total	45,247,653
Accumulated Depreciation	(9,455,944)
Investment in Real Estate Net	35,791,709
Encumbrances	0
Legacy Park Central [Member]
Real Estates and Accumulated Depreciation
Description of Location	Concord, CA
Date of Construction	2003
Units	259
Initial Cost to Company, Land	6,469,230
Initial Cost to Company, Building & Fixtures	46,745,854
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	273,398
Gross Amount Carried at close of period 12/31/2010, Land	6,469,230
Investment in Real Estate, Gross	47,019,252
Total	53,488,482
Accumulated Depreciation	(10,390,065)
Investment in Real Estate Net	43,098,417
Encumbrances	0
Lexington Farm [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alpharetta, GA
Date of Construction	1995
Units	352
Initial Cost to Company, Land	3,521,900
Initial Cost to Company, Building & Fixtures	22,888,305
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,452,907
Gross Amount Carried at close of period 12/31/2010, Land	3,521,900
Investment in Real Estate, Gross	25,341,212
Total	28,863,112
Accumulated Depreciation	(10,950,311)
Investment in Real Estate Net	17,912,801
Encumbrances	0
Lexington Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1988
Units	252
Initial Cost to Company, Land	2,016,000
Initial Cost to Company, Building & Fixtures	12,346,726
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,405,106
Gross Amount Carried at close of period 12/31/2010, Land	2,016,000
Investment in Real Estate, Gross	14,751,832
Total	16,767,832
Accumulated Depreciation	(6,916,155)
Investment in Real Estate Net	9,851,677
Encumbrances	0
Lincoln Heights [Member]
Real Estates and Accumulated Depreciation
Description of Location	Quincy, MA
Date of Construction	1991
Units	336
Initial Cost to Company, Land	5,928,400
Initial Cost to Company, Building & Fixtures	33,595,262
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	10,499,764
Gross Amount Carried at close of period 12/31/2010, Land	5,928,400
Investment in Real Estate, Gross	44,095,026
Total	50,023,426
Accumulated Depreciation	(18,848,187)
Investment in Real Estate Net	31,175,239
Encumbrances	0
Little Cottonwoods [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tempe, AZ
Date of Construction	1984
Units	379
Initial Cost to Company, Land	3,050,133
Initial Cost to Company, Building & Fixtures	26,991,689
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,468,323
Gross Amount Carried at close of period 12/31/2010, Land	3,050,133
Investment in Real Estate, Gross	30,460,012
Total	33,510,145
Accumulated Depreciation	(14,207,887)
Investment in Real Estate Net	19,302,258
Encumbrances	0
Longview Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Waltham, MA
Date of Construction	2004
Units	348
Initial Cost to Company, Land	20,880,000
Initial Cost to Company, Building & Fixtures	90,255,509
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,125,156
Gross Amount Carried at close of period 12/31/2010, Land	20,880,000
Investment in Real Estate, Gross	91,380,665
Total	112,260,665
Accumulated Depreciation	(17,577,455)
Investment in Real Estate Net	94,683,210
Encumbrances	0
Longwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Decatur, GA
Date of Construction	1992
Units	268
Initial Cost to Company, Land	1,454,048
Initial Cost to Company, Building & Fixtures	13,087,393
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,987,120
Gross Amount Carried at close of period 12/31/2010, Land	1,454,048
Investment in Real Estate, Gross	15,074,513
Total	16,528,561
Accumulated Depreciation	(8,678,646)
Investment in Real Estate Net	7,849,915
Encumbrances	0
Mariners Wharf [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orange Park, FL
Date of Construction	1989
Units	0
Initial Cost to Company, Land	1,861,200
Initial Cost to Company, Building & Fixtures	16,744,951
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,206,904
Gross Amount Carried at close of period 12/31/2010, Land	1,861,200
Investment in Real Estate, Gross	19,951,855
Total	21,813,055
Accumulated Depreciation	(9,486,174)
Investment in Real Estate Net	12,326,881
Encumbrances	0
Market Street Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	2006
Units	229
Initial Cost to Company, Land	13,740,000
Initial Cost to Company, Building & Fixtures	40,757,301
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	343,105
Gross Amount Carried at close of period 12/31/2010, Land	13,740,000
Investment in Real Estate, Gross	41,100,406
Total	54,840,406
Accumulated Depreciation	(7,153,106)
Investment in Real Estate Net	47,687,300
Encumbrances	0
Marquessa [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona Hills, CA
Date of Construction	1992
Units	336
Initial Cost to Company, Land	6,888,500
Initial Cost to Company, Building & Fixtures	21,604,584
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,713,431
Gross Amount Carried at close of period 12/31/2010, Land	6,888,500
Investment in Real Estate, Gross	24,318,015
Total	31,206,515
Accumulated Depreciation	(11,612,989)
Investment in Real Estate Net	19,593,526
Encumbrances	0
Martha Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lynnwood, WA
Date of Construction	1991
Units	155
Initial Cost to Company, Land	821,200
Initial Cost to Company, Building & Fixtures	7,405,070
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,898,204
Gross Amount Carried at close of period 12/31/2010, Land	821,200
Investment in Real Estate, Gross	9,303,274
Total	10,124,474
Accumulated Depreciation	(4,886,078)
Investment in Real Estate Net	5,238,396
Encumbrances	0
Martine, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	1984
Units	67
Initial Cost to Company, Land	3,200,000
Initial Cost to Company, Building & Fixtures	9,616,264
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,627,034
Gross Amount Carried at close of period 12/31/2010, Land	3,200,000
Investment in Real Estate, Gross	12,243,298
Total	15,443,298
Accumulated Depreciation	(1,769,063)
Investment in Real Estate Net	13,674,235
Encumbrances	0
Merritt at Satellite Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Duluth, GA
Date of Construction	1999
Units	424
Initial Cost to Company, Land	3,400,000
Initial Cost to Company, Building & Fixtures	30,115,674
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,424,561
Gross Amount Carried at close of period 12/31/2010, Land	3,400,000
Investment in Real Estate, Gross	32,540,235
Total	35,940,235
Accumulated Depreciation	(12,746,086)
Investment in Real Estate Net	23,194,149
Encumbrances	0
Mill Pond [Member]
Real Estates and Accumulated Depreciation
Description of Location	Millersville, MD
Date of Construction	1984
Units	240
Initial Cost to Company, Land	2,880,000
Initial Cost to Company, Building & Fixtures	8,468,014
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,690,023
Gross Amount Carried at close of period 12/31/2010, Land	2,880,000
Investment in Real Estate, Gross	11,158,037
Total	14,038,037
Accumulated Depreciation	(5,369,213)
Investment in Real Estate Net	8,668,824
Encumbrances	0
Mira Flores [Member]
Real Estates and Accumulated Depreciation
Description of Location	Palm Beach Gardens, FL
Date of Construction	1996
Units	352
Initial Cost to Company, Land	7,039,313
Initial Cost to Company, Building & Fixtures	22,515,299
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,261,741
Gross Amount Carried at close of period 12/31/2010, Land	7,039,313
Investment in Real Estate, Gross	24,777,040
Total	31,816,353
Accumulated Depreciation	(8,230,745)
Investment in Real Estate Net	23,585,608
Encumbrances	0
Miramar Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Miramar, FL
Date of Construction	2003
Units	344
Initial Cost to Company, Land	17,200,000
Initial Cost to Company, Building & Fixtures	51,487,235
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,266,043
Gross Amount Carried at close of period 12/31/2010, Land	17,200,000
Investment in Real Estate, Gross	52,753,278
Total	69,953,278
Accumulated Depreciation	(10,730,929)
Investment in Real Estate Net	59,222,349
Encumbrances	0
Mission Bay [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	304
Initial Cost to Company, Land	2,432,000
Initial Cost to Company, Building & Fixtures	21,623,560
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,688,753
Gross Amount Carried at close of period 12/31/2010, Land	2,432,000
Investment in Real Estate, Gross	24,312,313
Total	26,744,313
Accumulated Depreciation	(10,580,118)
Investment in Real Estate Net	16,164,195
Encumbrances	0
Montecito [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1999
Units	210
Initial Cost to Company, Land	8,400,000
Initial Cost to Company, Building & Fixtures	24,709,146
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,716,075
Gross Amount Carried at close of period 12/31/2010, Land	8,400,000
Investment in Real Estate, Gross	26,425,221
Total	34,825,221
Accumulated Depreciation	(9,310,677)
Investment in Real Estate Net	25,514,544
Encumbrances	0
Montierra (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1990
Units	272
Initial Cost to Company, Land	8,160,000
Initial Cost to Company, Building & Fixtures	29,360,938
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,422,060
Gross Amount Carried at close of period 12/31/2010, Land	8,160,000
Investment in Real Estate, Gross	35,782,998
Total	43,942,998
Accumulated Depreciation	(13,581,410)
Investment in Real Estate Net	30,361,588
Encumbrances	0
Morningside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1989
Units	160
Initial Cost to Company, Land	670,470
Initial Cost to Company, Building & Fixtures	12,607,976
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,689,736
Gross Amount Carried at close of period 12/31/2010, Land	670,470
Investment in Real Estate, Gross	14,297,712
Total	14,968,182
Accumulated Depreciation	(6,601,114)
Investment in Real Estate Net	8,367,068
Encumbrances	0
Mountain Park Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1994
Units	240
Initial Cost to Company, Land	1,662,332
Initial Cost to Company, Building & Fixtures	18,260,276
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,690,949
Gross Amount Carried at close of period 12/31/2010, Land	1,662,332
Investment in Real Estate, Gross	19,951,225
Total	21,613,557
Accumulated Depreciation	(9,248,686)
Investment in Real Estate Net	12,364,871
Encumbrances	0
Nehoiden Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Needham, MA
Date of Construction	1978
Units	61
Initial Cost to Company, Land	634,538
Initial Cost to Company, Building & Fixtures	4,241,755
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	785,084
Gross Amount Carried at close of period 12/31/2010, Land	634,538
Investment in Real Estate, Gross	5,026,839
Total	5,661,377
Accumulated Depreciation	(1,961,507)
Investment in Real Estate Net	3,699,870
Encumbrances	0
New River Cove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Davie, FL
Date of Construction	1999
Units	316
Initial Cost to Company, Land	15,800,000
Initial Cost to Company, Building & Fixtures	46,142,895
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,031,234
Gross Amount Carried at close of period 12/31/2010, Land	15,800,000
Investment in Real Estate, Gross	47,174,129
Total	62,974,129
Accumulated Depreciation	(9,754,020)
Investment in Real Estate Net	53,220,109
Encumbrances	0
Northampton 1 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Largo, MD
Date of Construction	1977
Units	620
Initial Cost to Company, Land	1,843,200
Initial Cost to Company, Building & Fixtures	17,528,381
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,731,183
Gross Amount Carried at close of period 12/31/2010, Land	1,843,200
Investment in Real Estate, Gross	23,259,564
Total	25,102,764
Accumulated Depreciation	(13,994,642)
Investment in Real Estate Net	11,108,122
Encumbrances	0
Northampton 2 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Largo, MD
Date of Construction	1988
Units	0
Initial Cost to Company, Land	1,513,500
Initial Cost to Company, Building & Fixtures	14,246,990
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,600,400
Gross Amount Carried at close of period 12/31/2010, Land	1,513,500
Investment in Real Estate, Gross	17,847,390
Total	19,360,890
Accumulated Depreciation	(10,381,693)
Investment in Real Estate Net	8,979,197
Encumbrances	0
Northglen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1988
Units	234
Initial Cost to Company, Land	9,360,000
Initial Cost to Company, Building & Fixtures	20,778,553
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,692,528
Gross Amount Carried at close of period 12/31/2010, Land	9,360,000
Investment in Real Estate, Gross	22,471,081
Total	31,831,081
Accumulated Depreciation	(8,042,706)
Investment in Real Estate Net	23,788,375
Encumbrances	0
Northlake (MD) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1985
Units	304
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	23,142,302
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	9,739,769
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	32,882,071
Total	47,882,071
Accumulated Depreciation	(9,434,537)
Investment in Real Estate Net	38,447,534
Encumbrances	0
Northridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1974
Units	221
Initial Cost to Company, Land	5,527,800
Initial Cost to Company, Building & Fixtures	14,691,705
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	8,436,046
Gross Amount Carried at close of period 12/31/2010, Land	5,527,800
Investment in Real Estate, Gross	23,127,751
Total	28,655,551
Accumulated Depreciation	(9,372,673)
Investment in Real Estate Net	19,282,878
Encumbrances	0
Oak Park North [Member]
Real Estates and Accumulated Depreciation
Description of Location	Agoura Hills, CA
Date of Construction	1990
Units	0
Initial Cost to Company, Land	1,706,900
Initial Cost to Company, Building & Fixtures	15,362,666
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,698,866
Gross Amount Carried at close of period 12/31/2010, Land	1,706,900
Investment in Real Estate, Gross	18,061,532
Total	19,768,432
Accumulated Depreciation	(9,431,709)
Investment in Real Estate Net	10,336,723
Encumbrances	0
Oak Park South [Member]
Real Estates and Accumulated Depreciation
Description of Location	Agoura Hills, CA
Date of Construction	1989
Units	444
Initial Cost to Company, Land	1,683,800
Initial Cost to Company, Building & Fixtures	15,154,608
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,813,551
Gross Amount Carried at close of period 12/31/2010, Land	1,683,800
Investment in Real Estate, Gross	17,968,159
Total	19,651,959
Accumulated Depreciation	(9,428,559)
Investment in Real Estate Net	10,223,400
Encumbrances	0
Oaks at Falls Church [Member]
Real Estates and Accumulated Depreciation
Description of Location	Falls Church, VA
Date of Construction	1966
Units	176
Initial Cost to Company, Land	20,240,000
Initial Cost to Company, Building & Fixtures	20,152,616
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,536,178
Gross Amount Carried at close of period 12/31/2010, Land	20,240,000
Investment in Real Estate, Gross	23,688,794
Total	43,928,794
Accumulated Depreciation	(5,362,284)
Investment in Real Estate Net	38,566,510
Encumbrances	0
Ocean Crest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Solana Beach, CA
Date of Construction	1986
Units	146
Initial Cost to Company, Land	5,111,200
Initial Cost to Company, Building & Fixtures	11,910,438
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,029,701
Gross Amount Carried at close of period 12/31/2010, Land	5,111,200
Investment in Real Estate, Gross	13,940,139
Total	19,051,339
Accumulated Depreciation	(6,364,145)
Investment in Real Estate Net	12,687,194
Encumbrances	0
Ocean Walk [Member]
Real Estates and Accumulated Depreciation
Description of Location	Key West, FL
Date of Construction	1990
Units	297
Initial Cost to Company, Land	2,838,749
Initial Cost to Company, Building & Fixtures	25,545,009
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,149,240
Gross Amount Carried at close of period 12/31/2010, Land	2,838,749
Investment in Real Estate, Gross	28,694,249
Total	31,532,998
Accumulated Depreciation	(13,315,755)
Investment in Real Estate Net	18,217,243
Encumbrances	0
Olde Redmond Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	1986
Units	192
Initial Cost to Company, Land	4,807,100
Initial Cost to Company, Building & Fixtures	14,126,038
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,100,815
Gross Amount Carried at close of period 12/31/2010, Land	4,807,100
Investment in Real Estate, Gross	18,226,853
Total	23,033,953
Accumulated Depreciation	(8,315,131)
Investment in Real Estate Net	14,718,822
Encumbrances	0
Olympus Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2000
Units	328
Initial Cost to Company, Land	14,752,034
Initial Cost to Company, Building & Fixtures	73,335,425
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	796,056
Gross Amount Carried at close of period 12/31/2010, Land	14,752,034
Investment in Real Estate, Gross	74,131,481
Total	88,883,515
Accumulated Depreciation	(18,717,908)
Investment in Real Estate Net	70,165,607
Encumbrances	0
Orchard Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lynnwood, WA
Date of Construction	1988
Units	104
Initial Cost to Company, Land	480,600
Initial Cost to Company, Building & Fixtures	4,372,033
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,106,503
Gross Amount Carried at close of period 12/31/2010, Land	480,600
Investment in Real Estate, Gross	5,478,536
Total	5,959,136
Accumulated Depreciation	(3,241,191)
Investment in Real Estate Net	2,717,945
Encumbrances	0
Overlook Manor [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1980/1985
Units	108
Initial Cost to Company, Land	1,299,100
Initial Cost to Company, Building & Fixtures	3,930,931
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,123,398
Gross Amount Carried at close of period 12/31/2010, Land	1,299,100
Investment in Real Estate, Gross	6,054,329
Total	7,353,429
Accumulated Depreciation	(3,202,659)
Investment in Real Estate Net	4,150,770
Encumbrances	0
Overlook Manor II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Frederick, MD
Date of Construction	1980/1985
Units	182
Initial Cost to Company, Land	2,186,300
Initial Cost to Company, Building & Fixtures	6,262,597
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,229,290
Gross Amount Carried at close of period 12/31/2010, Land	2,186,300
Investment in Real Estate, Gross	7,491,887
Total	9,678,187
Accumulated Depreciation	(3,458,424)
Investment in Real Estate Net	6,219,763
Encumbrances	0
Paces Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1984-1989
Units	610
Initial Cost to Company, Land	4,801,500
Initial Cost to Company, Building & Fixtures	32,548,053
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,914,948
Gross Amount Carried at close of period 12/31/2010, Land	4,801,500
Investment in Real Estate, Gross	40,463,001
Total	45,264,501
Accumulated Depreciation	(20,397,977)
Investment in Real Estate Net	24,866,524
Encumbrances	0
Palm Trace Landings [Member]
Real Estates and Accumulated Depreciation
Description of Location	Davie, FL
Date of Construction	1995
Units	768
Initial Cost to Company, Land	38,400,000
Initial Cost to Company, Building & Fixtures	105,693,432
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,524,884
Gross Amount Carried at close of period 12/31/2010, Land	38,400,000
Investment in Real Estate, Gross	108,218,316
Total	146,618,316
Accumulated Depreciation	(22,137,918)
Investment in Real Estate Net	124,480,398
Encumbrances	0
Panther Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Federal Way, WA
Date of Construction	1980
Units	260
Initial Cost to Company, Land	1,055,800
Initial Cost to Company, Building & Fixtures	9,506,117
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,829,433
Gross Amount Carried at close of period 12/31/2010, Land	1,055,800
Investment in Real Estate, Gross	11,335,550
Total	12,391,350
Accumulated Depreciation	(5,762,257)
Investment in Real Estate Net	6,629,093
Encumbrances	0
Parc 77 [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1903
Units	137
Initial Cost to Company, Land	40,504,000
Initial Cost to Company, Building & Fixtures	18,025,679
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,109,082
Gross Amount Carried at close of period 12/31/2010, Land	40,504,000
Investment in Real Estate, Gross	22,134,761
Total	62,638,761
Accumulated Depreciation	(4,448,845)
Investment in Real Estate Net	58,189,916
Encumbrances	0
Parc Cameron [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1927
Units	166
Initial Cost to Company, Land	37,600,000
Initial Cost to Company, Building & Fixtures	9,855,597
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,039,235
Gross Amount Carried at close of period 12/31/2010, Land	37,600,000
Investment in Real Estate, Gross	14,894,832
Total	52,494,832
Accumulated Depreciation	(3,568,857)
Investment in Real Estate Net	48,925,975
Encumbrances	0
Parc Coliseum [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1910
Units	177
Initial Cost to Company, Land	52,654,000
Initial Cost to Company, Building & Fixtures	23,045,751
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,882,220
Gross Amount Carried at close of period 12/31/2010, Land	52,654,000
Investment in Real Estate, Gross	29,927,971
Total	82,581,971
Accumulated Depreciation	(5,910,896)
Investment in Real Estate Net	76,671,075
Encumbrances	0
Park at Turtle Run The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Springs, FL
Date of Construction	2001
Units	257
Initial Cost to Company, Land	15,420,000
Initial Cost to Company, Building & Fixtures	36,064,629
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	890,980
Gross Amount Carried at close of period 12/31/2010, Land	15,420,000
Investment in Real Estate, Gross	36,955,609
Total	52,375,609
Accumulated Depreciation	(8,941,235)
Investment in Real Estate Net	43,434,374
Encumbrances	0
Park Meadow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Gilbert, AZ
Date of Construction	1986
Units	225
Initial Cost to Company, Land	835,217
Initial Cost to Company, Building & Fixtures	15,120,769
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,251,934
Gross Amount Carried at close of period 12/31/2010, Land	835,217
Investment in Real Estate, Gross	17,372,703
Total	18,207,920
Accumulated Depreciation	(8,224,270)
Investment in Real Estate Net	9,983,650
Encumbrances	0
Park West (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1987/1990
Units	444
Initial Cost to Company, Land	3,033,500
Initial Cost to Company, Building & Fixtures	27,302,383
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,403,134
Gross Amount Carried at close of period 12/31/2010, Land	3,033,500
Investment in Real Estate, Gross	32,705,517
Total	35,739,017
Accumulated Depreciation	(17,602,156)
Investment in Real Estate Net	18,136,861
Encumbrances	0
Parkside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Union City, CA
Date of Construction	1979
Units	208
Initial Cost to Company, Land	6,246,700
Initial Cost to Company, Building & Fixtures	11,827,453
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,226,707
Gross Amount Carried at close of period 12/31/2010, Land	6,246,700
Investment in Real Estate, Gross	15,054,160
Total	21,300,860
Accumulated Depreciation	(7,641,402)
Investment in Real Estate Net	13,659,458
Encumbrances	0
Parkview Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redlands, CA
Date of Construction	1986
Units	558
Initial Cost to Company, Land	4,969,200
Initial Cost to Company, Building & Fixtures	35,653,777
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	11,269,360
Gross Amount Carried at close of period 12/31/2010, Land	4,969,200
Investment in Real Estate, Gross	46,923,137
Total	51,892,337
Accumulated Depreciation	(21,656,369)
Investment in Real Estate Net	30,235,968
Encumbrances	0
Phillips Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Wellesley, MA
Date of Construction	1988
Units	49
Initial Cost to Company, Land	816,922
Initial Cost to Company, Building & Fixtures	5,460,955
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	935,751
Gross Amount Carried at close of period 12/31/2010, Land	816,922
Investment in Real Estate, Gross	6,396,706
Total	7,213,628
Accumulated Depreciation	(2,404,645)
Investment in Real Estate Net	4,808,983
Encumbrances	0
Pine Harbour [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	366
Initial Cost to Company, Land	1,664,300
Initial Cost to Company, Building & Fixtures	14,970,915
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,509,701
Gross Amount Carried at close of period 12/31/2010, Land	1,664,300
Investment in Real Estate, Gross	18,480,616
Total	20,144,916
Accumulated Depreciation	(11,044,384)
Investment in Real Estate Net	9,100,532
Encumbrances	0
Playa Pacifica [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hermosa Beach,CA
Date of Construction	1972
Units	285
Initial Cost to Company, Land	35,100,000
Initial Cost to Company, Building & Fixtures	33,473,822
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,120,214
Gross Amount Carried at close of period 12/31/2010, Land	35,100,000
Investment in Real Estate, Gross	40,594,036
Total	75,694,036
Accumulated Depreciation	(10,052,702)
Investment in Real Estate Net	65,641,334
Encumbrances	0
Pointe at South Mountain [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1988
Units	364
Initial Cost to Company, Land	2,228,800
Initial Cost to Company, Building & Fixtures	20,059,311
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,176,326
Gross Amount Carried at close of period 12/31/2010, Land	2,228,800
Investment in Real Estate, Gross	23,235,637
Total	25,464,437
Accumulated Depreciation	(11,619,494)
Investment in Real Estate Net	13,844,943
Encumbrances	0
Polos East [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1991
Units	308
Initial Cost to Company, Land	1,386,000
Initial Cost to Company, Building & Fixtures	19,058,620
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,159,344
Gross Amount Carried at close of period 12/31/2010, Land	1,386,000
Investment in Real Estate, Gross	21,217,964
Total	22,603,964
Accumulated Depreciation	(9,367,516)
Investment in Real Estate Net	13,236,448
Encumbrances	0
Port Royale [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL (G)
Date of Construction	1988
Units	737
Initial Cost to Company, Land	1,754,200
Initial Cost to Company, Building & Fixtures	15,789,873
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,484,075
Gross Amount Carried at close of period 12/31/2010, Land	1,754,200
Investment in Real Estate, Gross	23,273,948
Total	25,028,148
Accumulated Depreciation	(12,311,512)
Investment in Real Estate Net	12,716,636
Encumbrances	0
Port Royale II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL
Date of Construction	1988
Units	0
Initial Cost to Company, Land	1,022,200
Initial Cost to Company, Building & Fixtures	9,203,166
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,682,993
Gross Amount Carried at close of period 12/31/2010, Land	1,022,200
Investment in Real Estate, Gross	13,886,159
Total	14,908,359
Accumulated Depreciation	(6,957,508)
Investment in Real Estate Net	7,950,851
Encumbrances	0
Port Royale III [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL
Date of Construction	1988
Units	0
Initial Cost to Company, Land	7,454,900
Initial Cost to Company, Building & Fixtures	14,725,802
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	8,896,892
Gross Amount Carried at close of period 12/31/2010, Land	7,454,900
Investment in Real Estate, Gross	23,622,694
Total	31,077,594
Accumulated Depreciation	(11,161,338)
Investment in Real Estate Net	19,916,256
Encumbrances	0
Port Royale IV [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ft. Lauderdale, FL
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	225,760
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	225,760
Total	225,760
Accumulated Depreciation	0
Investment in Real Estate Net	225,760
Encumbrances	0
Portofino [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chino Hills, CA
Date of Construction	1989
Units	176
Initial Cost to Company, Land	3,572,400
Initial Cost to Company, Building & Fixtures	14,660,994
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,041,779
Gross Amount Carried at close of period 12/31/2010, Land	3,572,400
Investment in Real Estate, Gross	16,702,773
Total	20,275,173
Accumulated Depreciation	(7,691,143)
Investment in Real Estate Net	12,584,030
Encumbrances	0
Portofino Val [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1989
Units	216
Initial Cost to Company, Land	8,640,000
Initial Cost to Company, Building & Fixtures	21,487,126
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,267,455
Gross Amount Carried at close of period 12/31/2010, Land	8,640,000
Investment in Real Estate, Gross	23,754,581
Total	32,394,581
Accumulated Depreciation	(8,551,142)
Investment in Real Estate Net	23,843,439
Encumbrances	0
Portside Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ (G)
Date of Construction	1992-1997
Units	527
Initial Cost to Company, Land	22,487,006
Initial Cost to Company, Building & Fixtures	96,842,913
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,770,679
Gross Amount Carried at close of period 12/31/2010, Land	22,487,006
Investment in Real Estate, Gross	110,613,592
Total	133,100,598
Accumulated Depreciation	(45,966,407)
Investment in Real Estate Net	87,134,191
Encumbrances	0
Preserve at Deer Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Deerfield Beach, FL
Date of Construction	1997
Units	540
Initial Cost to Company, Land	13,500,000
Initial Cost to Company, Building & Fixtures	60,011,208
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,927,522
Gross Amount Carried at close of period 12/31/2010, Land	13,500,000
Investment in Real Estate, Gross	62,938,730
Total	76,438,730
Accumulated Depreciation	(16,131,862)
Investment in Real Estate Net	60,306,868
Encumbrances	0
Prime, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA
Date of Construction	2002
Units	256
Initial Cost to Company, Land	32,000,000
Initial Cost to Company, Building & Fixtures	64,436,539
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	546,297
Gross Amount Carried at close of period 12/31/2010, Land	32,000,000
Investment in Real Estate, Gross	64,982,836
Total	96,982,836
Accumulated Depreciation	(11,503,518)
Investment in Real Estate Net	85,479,318
Encumbrances	0
Promenade (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	St. Petersburg, FL
Date of Construction	1994
Units	334
Initial Cost to Company, Land	2,124,193
Initial Cost to Company, Building & Fixtures	25,804,037
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,417,124
Gross Amount Carried at close of period 12/31/2010, Land	2,124,193
Investment in Real Estate, Gross	30,221,161
Total	32,345,354
Accumulated Depreciation	(13,421,641)
Investment in Real Estate Net	18,923,713
Encumbrances	0
Promenade at Aventura [Member]
Real Estates and Accumulated Depreciation
Description of Location	Aventura, FL
Date of Construction	1995
Units	296
Initial Cost to Company, Land	13,320,000
Initial Cost to Company, Building & Fixtures	30,353,748
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,424,503
Gross Amount Carried at close of period 12/31/2010, Land	13,320,000
Investment in Real Estate, Gross	34,778,251
Total	48,098,251
Accumulated Depreciation	(11,951,413)
Investment in Real Estate Net	36,146,838
Encumbrances	0
Promenade at Peachtree [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chamblee, GA
Date of Construction	2001
Units	406
Initial Cost to Company, Land	10,150,000
Initial Cost to Company, Building & Fixtures	31,219,739
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,617,861
Gross Amount Carried at close of period 12/31/2010, Land	10,150,000
Investment in Real Estate, Gross	32,837,600
Total	42,987,600
Accumulated Depreciation	(8,429,243)
Investment in Real Estate Net	34,558,357
Encumbrances	0
Promenade at Wyndham Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Springs, FL
Date of Construction	1998
Units	332
Initial Cost to Company, Land	6,640,000
Initial Cost to Company, Building & Fixtures	26,743,760
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,067,327
Gross Amount Carried at close of period 12/31/2010, Land	6,640,000
Investment in Real Estate, Gross	29,811,087
Total	36,451,087
Accumulated Depreciation	(10,659,734)
Investment in Real Estate Net	25,791,353
Encumbrances	0
Promenade Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Corona, CA
Date of Construction	1990
Units	330
Initial Cost to Company, Land	2,272,800
Initial Cost to Company, Building & Fixtures	20,546,289
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,671,455
Gross Amount Carried at close of period 12/31/2010, Land	2,272,800
Investment in Real Estate, Gross	25,217,744
Total	27,490,544
Accumulated Depreciation	(13,298,749)
Investment in Real Estate Net	14,191,795
Encumbrances	0
Promontory Pointe I & II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1984/1996
Units	424
Initial Cost to Company, Land	2,355,509
Initial Cost to Company, Building & Fixtures	30,421,840
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,662,047
Gross Amount Carried at close of period 12/31/2010, Land	2,355,509
Investment in Real Estate, Gross	34,083,887
Total	36,439,396
Accumulated Depreciation	(15,991,601)
Investment in Real Estate Net	20,447,795
Encumbrances	0
Prospect Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hackensack, NJ
Date of Construction	1995
Units	360
Initial Cost to Company, Land	3,926,600
Initial Cost to Company, Building & Fixtures	26,404,713
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,602,996
Gross Amount Carried at close of period 12/31/2010, Land	3,926,600
Investment in Real Estate, Gross	29,007,709
Total	32,934,309
Accumulated Depreciation	(13,361,427)
Investment in Real Estate Net	19,572,882
Encumbrances	0
Prospect Towers II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hackensack, NJ
Date of Construction	2002
Units	0
Initial Cost to Company, Land	4,500,000
Initial Cost to Company, Building & Fixtures	33,104,733
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,636,650
Gross Amount Carried at close of period 12/31/2010, Land	4,500,000
Investment in Real Estate, Gross	34,741,383
Total	39,241,383
Accumulated Depreciation	(10,488,399)
Investment in Real Estate Net	28,752,984
Encumbrances	0
Providence [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bothell, WA
Date of Construction	2000
Units	200
Initial Cost to Company, Land	3,573,621
Initial Cost to Company, Building & Fixtures	19,055,505
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	518,587
Gross Amount Carried at close of period 12/31/2010, Land	3,573,621
Investment in Real Estate, Gross	19,574,092
Total	23,147,713
Accumulated Depreciation	(5,185,446)
Investment in Real Estate Net	17,962,267
Encumbrances	0
Ravens Crest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Plainsboro, NJ
Date of Construction	1984
Units	704
Initial Cost to Company, Land	4,670,850
Initial Cost to Company, Building & Fixtures	42,080,642
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	11,753,478
Gross Amount Carried at close of period 12/31/2010, Land	4,670,850
Investment in Real Estate, Gross	53,834,120
Total	58,504,970
Accumulated Depreciation	(30,950,655)
Investment in Real Estate Net	27,554,315
Encumbrances	0
Red 160 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond , WA
Date of Construction	-F)
Units	250
Initial Cost to Company, Land	15,546,376
Initial Cost to Company, Building & Fixtures	58,184,129
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	14,841
Gross Amount Carried at close of period 12/31/2010, Land	15,546,376
Investment in Real Estate, Gross	58,198,970
Total	73,745,346
Accumulated Depreciation	(11)
Investment in Real Estate Net	73,745,335
Encumbrances	0
Redlands Lawn and Tennis [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redlands, CA
Date of Construction	1986
Units	496
Initial Cost to Company, Land	4,822,320
Initial Cost to Company, Building & Fixtures	26,359,328
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,331,313
Gross Amount Carried at close of period 12/31/2010, Land	4,822,320
Investment in Real Estate, Gross	30,690,641
Total	35,512,961
Accumulated Depreciation	(14,566,837)
Investment in Real Estate Net	20,946,124
Encumbrances	0
Regency Palms [Member]
Real Estates and Accumulated Depreciation
Description of Location	Huntington Beach, CA
Date of Construction	1969
Units	310
Initial Cost to Company, Land	1,857,400
Initial Cost to Company, Building & Fixtures	16,713,254
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,994,693
Gross Amount Carried at close of period 12/31/2010, Land	1,857,400
Investment in Real Estate, Gross	20,707,947
Total	22,565,347
Accumulated Depreciation	(11,245,691)
Investment in Real Estate Net	11,319,656
Encumbrances	0
Regency Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centreville, VA
Date of Construction	1989
Units	252
Initial Cost to Company, Land	2,521,500
Initial Cost to Company, Building & Fixtures	16,200,666
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,767,255
Gross Amount Carried at close of period 12/31/2010, Land	2,521,500
Investment in Real Estate, Gross	23,967,921
Total	26,489,421
Accumulated Depreciation	(11,360,088)
Investment in Real Estate Net	15,129,333
Encumbrances	0
Remington Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1983
Units	412
Initial Cost to Company, Land	1,492,750
Initial Cost to Company, Building & Fixtures	13,377,478
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,563,710
Gross Amount Carried at close of period 12/31/2010, Land	1,492,750
Investment in Real Estate, Gross	17,941,188
Total	19,433,938
Accumulated Depreciation	(10,114,054)
Investment in Real Estate Net	9,319,884
Encumbrances	0
Reserve at Ashley Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	1990
Units	440
Initial Cost to Company, Land	3,520,400
Initial Cost to Company, Building & Fixtures	23,332,494
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,646,486
Gross Amount Carried at close of period 12/31/2010, Land	3,520,400
Investment in Real Estate, Gross	27,978,980
Total	31,499,380
Accumulated Depreciation	(13,147,722)
Investment in Real Estate Net	18,351,658
Encumbrances	0
Reserve at Clarendon Centre, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA (G)
Date of Construction	2003
Units	252
Initial Cost to Company, Land	10,500,000
Initial Cost to Company, Building & Fixtures	52,812,935
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,759,114
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Investment in Real Estate, Gross	54,572,049
Total	65,072,049
Accumulated Depreciation	(13,764,307)
Investment in Real Estate Net	51,307,742
Encumbrances	0
Reserve at Eisenhower, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	2002
Units	226
Initial Cost to Company, Land	6,500,000
Initial Cost to Company, Building & Fixtures	34,585,060
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	682,759
Gross Amount Carried at close of period 12/31/2010, Land	6,500,000
Investment in Real Estate, Gross	35,267,819
Total	41,767,819
Accumulated Depreciation	(9,748,304)
Investment in Real Estate Net	32,019,515
Encumbrances	0
Reserve at Empire Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rancho Cucamonga, CA
Date of Construction	2005
Units	467
Initial Cost to Company, Land	16,345,000
Initial Cost to Company, Building & Fixtures	73,080,670
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,376,123
Gross Amount Carried at close of period 12/31/2010, Land	16,345,000
Investment in Real Estate, Gross	74,456,793
Total	90,801,793
Accumulated Depreciation	(14,836,431)
Investment in Real Estate Net	75,965,362
Encumbrances	0
Reserve at Moreno Valley Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Moreno Valley, CA
Date of Construction	2005
Units	176
Initial Cost to Company, Land	8,800,000
Initial Cost to Company, Building & Fixtures	26,151,298
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	373,998
Gross Amount Carried at close of period 12/31/2010, Land	8,800,000
Investment in Real Estate, Gross	26,525,296
Total	35,325,296
Accumulated Depreciation	(4,936,215)
Investment in Real Estate Net	30,389,081
Encumbrances	0
Reserve at Town Center [Member]
Real Estates and Accumulated Depreciation
Description of Location	Loudon, VA
Date of Construction	2002
Units	290
Initial Cost to Company, Land	3,144,056
Initial Cost to Company, Building & Fixtures	27,669,121
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	699,118
Gross Amount Carried at close of period 12/31/2010, Land	3,144,056
Investment in Real Estate, Gross	28,368,239
Total	31,512,295
Accumulated Depreciation	(7,155,349)
Investment in Real Estate Net	24,356,946
Encumbrances	0
Reserve at Town Center II (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mill Creek, WA
Date of Construction	2009
Units	100
Initial Cost to Company, Land	4,310,417
Initial Cost to Company, Building & Fixtures	17,172,142
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,860
Gross Amount Carried at close of period 12/31/2010, Land	4,310,417
Investment in Real Estate, Gross	17,175,002
Total	21,485,419
Accumulated Depreciation	(458,043)
Investment in Real Estate Net	21,027,376
Encumbrances	0
Residences at Little River [Member]
Real Estates and Accumulated Depreciation
Description of Location	Haverhill, MA
Date of Construction	2003
Units	174
Initial Cost to Company, Land	6,905,138
Initial Cost to Company, Building & Fixtures	19,172,747
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	532,025
Gross Amount Carried at close of period 12/31/2010, Land	6,905,138
Investment in Real Estate, Gross	19,704,772
Total	26,609,910
Accumulated Depreciation	(5,205,865)
Investment in Real Estate Net	21,404,045
Encumbrances	0
Retreat, The [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1999
Units	480
Initial Cost to Company, Land	3,475,114
Initial Cost to Company, Building & Fixtures	27,265,252
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,312,931
Gross Amount Carried at close of period 12/31/2010, Land	3,475,114
Investment in Real Estate, Gross	29,578,183
Total	33,053,297
Accumulated Depreciation	(12,050,778)
Investment in Real Estate Net	21,002,519
Encumbrances	0
Reunion at Redmond Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Redmond, WA
Date of Construction	2008
Units	321
Initial Cost to Company, Land	6,975,705
Initial Cost to Company, Building & Fixtures	46,175,001
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	68,433
Gross Amount Carried at close of period 12/31/2010, Land	6,975,705
Investment in Real Estate, Gross	46,243,434
Total	53,219,139
Accumulated Depreciation	(4,181,478)
Investment in Real Estate Net	49,037,661
Encumbrances	0
Ridgewood Village I&II [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1997
Units	408
Initial Cost to Company, Land	11,809,500
Initial Cost to Company, Building & Fixtures	34,004,048
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,941,116
Gross Amount Carried at close of period 12/31/2010, Land	11,809,500
Investment in Real Estate, Gross	35,945,164
Total	47,754,664
Accumulated Depreciation	(13,777,738)
Investment in Real Estate Net	33,976,926
Encumbrances	0
Rivers Bend (CT) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Windsor, CT
Date of Construction	1973
Units	373
Initial Cost to Company, Land	3,325,517
Initial Cost to Company, Building & Fixtures	22,573,826
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,703,911
Gross Amount Carried at close of period 12/31/2010, Land	3,325,517
Investment in Real Estate, Gross	25,277,737
Total	28,603,254
Accumulated Depreciation	(9,413,982)
Investment in Real Estate Net	19,189,272
Encumbrances	0
Riverview Condominiums [Member]
Real Estates and Accumulated Depreciation
Description of Location	Norwalk, CT
Date of Construction	1991
Units	92
Initial Cost to Company, Land	2,300,000
Initial Cost to Company, Building & Fixtures	7,406,730
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,765,897
Gross Amount Carried at close of period 12/31/2010, Land	2,300,000
Investment in Real Estate, Gross	9,172,627
Total	11,472,627
Accumulated Depreciation	(4,033,629)
Investment in Real Estate Net	7,438,998
Encumbrances	0
Rosecliff [Member]
Real Estates and Accumulated Depreciation
Description of Location	Quincy, MA
Date of Construction	1990
Units	156
Initial Cost to Company, Land	5,460,000
Initial Cost to Company, Building & Fixtures	15,721,570
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,427,522
Gross Amount Carried at close of period 12/31/2010, Land	5,460,000
Investment in Real Estate, Gross	17,149,092
Total	22,609,092
Accumulated Depreciation	(6,617,235)
Investment in Real Estate Net	15,991,857
Encumbrances	0
Royal Oaks (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1991
Units	284
Initial Cost to Company, Land	1,988,000
Initial Cost to Company, Building & Fixtures	13,645,117
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,715,611
Gross Amount Carried at close of period 12/31/2010, Land	1,988,000
Investment in Real Estate, Gross	17,360,728
Total	19,348,728
Accumulated Depreciation	(7,573,244)
Investment in Real Estate Net	11,775,484
Encumbrances	0
Sabal Palm at Boot Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Palm Harbor, FL
Date of Construction	1996
Units	432
Initial Cost to Company, Land	3,888,000
Initial Cost to Company, Building & Fixtures	28,923,692
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,291,157
Gross Amount Carried at close of period 12/31/2010, Land	3,888,000
Investment in Real Estate, Gross	32,214,849
Total	36,102,849
Accumulated Depreciation	(13,941,839)
Investment in Real Estate Net	22,161,010
Encumbrances	0
Sabal Palm at Carrollwood Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tampa, FL
Date of Construction	1995
Units	432
Initial Cost to Company, Land	3,888,000
Initial Cost to Company, Building & Fixtures	26,911,542
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,510,610
Gross Amount Carried at close of period 12/31/2010, Land	3,888,000
Investment in Real Estate, Gross	29,422,152
Total	33,310,152
Accumulated Depreciation	(12,691,656)
Investment in Real Estate Net	20,618,496
Encumbrances	0
Sabal Palm at Lake Buena Vista [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1988
Units	400
Initial Cost to Company, Land	2,800,000
Initial Cost to Company, Building & Fixtures	23,687,893
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,585,070
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Investment in Real Estate, Gross	27,272,963
Total	30,072,963
Accumulated Depreciation	(11,920,147)
Investment in Real Estate Net	18,152,816
Encumbrances	0
Sabal Palm at Metrowest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1998
Units	411
Initial Cost to Company, Land	4,110,000
Initial Cost to Company, Building & Fixtures	38,394,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,771,887
Gross Amount Carried at close of period 12/31/2010, Land	4,110,000
Investment in Real Estate, Gross	42,166,752
Total	46,276,752
Accumulated Depreciation	(18,035,246)
Investment in Real Estate Net	28,241,506
Encumbrances	0
Sabal Palm at Metrowest II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1997
Units	456
Initial Cost to Company, Land	4,560,000
Initial Cost to Company, Building & Fixtures	33,907,283
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,615,919
Gross Amount Carried at close of period 12/31/2010, Land	4,560,000
Investment in Real Estate, Gross	36,523,202
Total	41,083,202
Accumulated Depreciation	(15,482,612)
Investment in Real Estate Net	25,600,590
Encumbrances	0
Sabal Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coral Springs, FL
Date of Construction	1995
Units	275
Initial Cost to Company, Land	1,951,600
Initial Cost to Company, Building & Fixtures	17,570,508
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,888,222
Gross Amount Carried at close of period 12/31/2010, Land	1,951,600
Investment in Real Estate, Gross	21,458,730
Total	23,410,330
Accumulated Depreciation	(11,387,176)
Investment in Real Estate Net	12,023,154
Encumbrances	0
Saddle Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ashburn, VA
Date of Construction	1989
Units	216
Initial Cost to Company, Land	1,364,800
Initial Cost to Company, Building & Fixtures	12,283,616
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,096,292
Gross Amount Carried at close of period 12/31/2010, Land	1,364,800
Investment in Real Estate, Gross	14,379,908
Total	15,744,708
Accumulated Depreciation	(7,792,078)
Investment in Real Estate Net	7,952,630
Encumbrances	0
Sage Condominium Homes, LLC [Member]
Real Estates and Accumulated Depreciation
Description of Location	Everett, WA
Date of Construction	2002
Units	123
Initial Cost to Company, Land	2,500,000
Initial Cost to Company, Building & Fixtures	12,021,256
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	408,009
Gross Amount Carried at close of period 12/31/2010, Land	2,500,000
Investment in Real Estate, Gross	12,429,265
Total	14,929,265
Accumulated Depreciation	(2,392,204)
Investment in Real Estate Net	12,537,061
Encumbrances	0
Savannah at Park Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2001
Units	416
Initial Cost to Company, Land	7,696,095
Initial Cost to Company, Building & Fixtures	34,114,542
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,576,811
Gross Amount Carried at close of period 12/31/2010, Land	7,696,095
Investment in Real Estate, Gross	36,691,353
Total	44,387,448
Accumulated Depreciation	(9,783,930)
Investment in Real Estate Net	34,603,518
Encumbrances	0
Savoy I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Aurora, CO
Date of Construction	2001
Units	444
Initial Cost to Company, Land	5,450,295
Initial Cost to Company, Building & Fixtures	38,765,670
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,947,336
Gross Amount Carried at close of period 12/31/2010, Land	5,450,295
Investment in Real Estate, Gross	40,713,006
Total	46,163,301
Accumulated Depreciation	(10,624,060)
Investment in Real Estate Net	35,539,241
Encumbrances	0
Savoy III [Member]
Real Estates and Accumulated Depreciation
Description of Location	Aurora, CO
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	659,165
Initial Cost to Company, Building & Fixtures	4,094,316
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	659,165
Investment in Real Estate, Gross	4,094,316
Total	4,753,481
Accumulated Depreciation	0
Investment in Real Estate Net	4,753,481
Encumbrances	0
Scarborough Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rockville, MD
Date of Construction	1967
Units	121
Initial Cost to Company, Land	1,815,000
Initial Cost to Company, Building & Fixtures	7,608,126
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,325,638
Gross Amount Carried at close of period 12/31/2010, Land	1,815,000
Investment in Real Estate, Gross	9,933,764
Total	11,748,764
Accumulated Depreciation	(4,806,000)
Investment in Real Estate Net	6,942,764
Encumbrances	0
Sedona Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1989
Units	250
Initial Cost to Company, Land	3,750,000
Initial Cost to Company, Building & Fixtures	14,750,000
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	172,950
Gross Amount Carried at close of period 12/31/2010, Land	3,750,000
Investment in Real Estate, Gross	14,922,950
Total	18,672,950
Accumulated Depreciation	(1,834,010)
Investment in Real Estate Net	16,838,940
Encumbrances	0
Seeley Lake [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, WA
Date of Construction	1990
Units	522
Initial Cost to Company, Land	2,760,400
Initial Cost to Company, Building & Fixtures	24,845,286
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,955,599
Gross Amount Carried at close of period 12/31/2010, Land	2,760,400
Investment in Real Estate, Gross	28,800,885
Total	31,561,285
Accumulated Depreciation	(14,143,569)
Investment in Real Estate Net	17,417,716
Encumbrances	0
Seventh And James [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	1992
Units	96
Initial Cost to Company, Land	663,800
Initial Cost to Company, Building & Fixtures	5,974,803
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,760,989
Gross Amount Carried at close of period 12/31/2010, Land	663,800
Investment in Real Estate, Gross	8,735,792
Total	9,399,592
Accumulated Depreciation	(4,758,756)
Investment in Real Estate Net	4,640,836
Encumbrances	0
Shadow Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Winter Springs, FL
Date of Construction	2000
Units	280
Initial Cost to Company, Land	6,000,000
Initial Cost to Company, Building & Fixtures	21,719,768
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,416,578
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Investment in Real Estate, Gross	23,136,346
Total	29,136,346
Accumulated Depreciation	(6,117,500)
Investment in Real Estate Net	23,018,846
Encumbrances	0
Sheffield Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Arlington, VA
Date of Construction	1986
Units	597
Initial Cost to Company, Land	3,342,381
Initial Cost to Company, Building & Fixtures	31,337,332
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,191,933
Gross Amount Carried at close of period 12/31/2010, Land	3,342,381
Investment in Real Estate, Gross	38,529,265
Total	41,871,646
Accumulated Depreciation	(21,161,965)
Investment in Real Estate Net	20,709,681
Encumbrances	0
Sheridan Lake Club [Member]
Real Estates and Accumulated Depreciation
Description of Location	Dania Beach, FL
Date of Construction	2001
Units	240
Initial Cost to Company, Land	12,000,000
Initial Cost to Company, Building & Fixtures	23,170,580
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,138,326
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Investment in Real Estate, Gross	24,308,906
Total	36,308,906
Accumulated Depreciation	(4,744,908)
Investment in Real Estate Net	31,563,998
Encumbrances	0
Sheridan Ocean Club Combined [Member]
Real Estates and Accumulated Depreciation
Description of Location	Dania Beach, FL
Date of Construction	1991
Units	648
Initial Cost to Company, Land	18,313,414
Initial Cost to Company, Building & Fixtures	47,091,594
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,726,956
Gross Amount Carried at close of period 12/31/2010, Land	18,313,414
Investment in Real Estate, Gross	60,818,550
Total	79,131,964
Accumulated Depreciation	(20,211,330)
Investment in Real Estate Net	58,920,634
Encumbrances	0
Siena Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lake Forest, CA
Date of Construction	1988
Units	356
Initial Cost to Company, Land	8,900,000
Initial Cost to Company, Building & Fixtures	24,083,024
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,677,886
Gross Amount Carried at close of period 12/31/2010, Land	8,900,000
Investment in Real Estate, Gross	26,760,910
Total	35,660,910
Accumulated Depreciation	(11,378,176)
Investment in Real Estate Net	24,282,734
Encumbrances	0
Silver Springs (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1985
Units	432
Initial Cost to Company, Land	1,831,100
Initial Cost to Company, Building & Fixtures	16,474,735
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,703,768
Gross Amount Carried at close of period 12/31/2010, Land	1,831,100
Investment in Real Estate, Gross	22,178,503
Total	24,009,603
Accumulated Depreciation	(12,171,839)
Investment in Real Estate Net	11,837,764
Encumbrances	0
Skycrest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Valencia, CA
Date of Construction	1999
Units	264
Initial Cost to Company, Land	10,560,000
Initial Cost to Company, Building & Fixtures	25,574,457
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,853,147
Gross Amount Carried at close of period 12/31/2010, Land	10,560,000
Investment in Real Estate, Gross	27,427,604
Total	37,987,604
Accumulated Depreciation	(9,741,716)
Investment in Real Estate Net	28,245,888
Encumbrances	0
Skylark [Member]
Real Estates and Accumulated Depreciation
Description of Location	Union City, CA
Date of Construction	1986
Units	174
Initial Cost to Company, Land	1,781,600
Initial Cost to Company, Building & Fixtures	16,731,916
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,569,525
Gross Amount Carried at close of period 12/31/2010, Land	1,781,600
Investment in Real Estate, Gross	18,301,441
Total	20,083,041
Accumulated Depreciation	(7,970,241)
Investment in Real Estate Net	12,112,800
Encumbrances	0
Skyview [Member]
Real Estates and Accumulated Depreciation
Description of Location	Rancho Santa Margarita, CA
Date of Construction	1999
Units	260
Initial Cost to Company, Land	3,380,000
Initial Cost to Company, Building & Fixtures	21,952,863
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,639,219
Gross Amount Carried at close of period 12/31/2010, Land	3,380,000
Investment in Real Estate, Gross	23,592,082
Total	26,972,082
Accumulated Depreciation	(9,424,375)
Investment in Real Estate Net	17,547,707
Encumbrances	0
Sonoran [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1995
Units	429
Initial Cost to Company, Land	2,361,922
Initial Cost to Company, Building & Fixtures	31,841,724
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,854,544
Gross Amount Carried at close of period 12/31/2010, Land	2,361,922
Investment in Real Estate, Gross	34,696,268
Total	37,058,190
Accumulated Depreciation	(15,750,669)
Investment in Real Estate Net	21,307,521
Encumbrances	0
Sonterra at Foothill Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foothill Ranch, CA
Date of Construction	1997
Units	300
Initial Cost to Company, Land	7,503,400
Initial Cost to Company, Building & Fixtures	24,048,507
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,461,562
Gross Amount Carried at close of period 12/31/2010, Land	7,503,400
Investment in Real Estate, Gross	25,510,069
Total	33,013,469
Accumulated Depreciation	(11,262,693)
Investment in Real Estate Net	21,750,776
Encumbrances	0
Southwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Palo Alto, CA
Date of Construction	1985
Units	100
Initial Cost to Company, Land	6,936,600
Initial Cost to Company, Building & Fixtures	14,324,069
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,957,769
Gross Amount Carried at close of period 12/31/2010, Land	6,936,600
Investment in Real Estate, Gross	16,281,838
Total	23,218,438
Accumulated Depreciation	(7,336,988)
Investment in Real Estate Net	15,881,450
Encumbrances	0
Springbrook Estates [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	18,200,000
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,200,000
Investment in Real Estate, Gross	0
Total	18,200,000
Accumulated Depreciation	0
Investment in Real Estate Net	18,200,000
Encumbrances	0
Springs Colony [Member]
Real Estates and Accumulated Depreciation
Description of Location	Altamonte Springs, FL
Date of Construction	1986
Units	188
Initial Cost to Company, Land	630,411
Initial Cost to Company, Building & Fixtures	5,852,157
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,344,606
Gross Amount Carried at close of period 12/31/2010, Land	630,411
Investment in Real Estate, Gross	8,196,763
Total	8,827,174
Accumulated Depreciation	(5,041,343)
Investment in Real Estate Net	3,785,831
Encumbrances	0
St. Andrews at Winston Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Coconut Creek, FL
Date of Construction	1997
Units	562
Initial Cost to Company, Land	5,680,000
Initial Cost to Company, Building & Fixtures	19,812,090
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,102,584
Gross Amount Carried at close of period 12/31/2010, Land	5,680,000
Investment in Real Estate, Gross	21,914,674
Total	27,594,674
Accumulated Depreciation	(7,289,461)
Investment in Real Estate Net	20,305,213
Encumbrances	0
Stonegate (CO) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Broomfield, CO
Date of Construction	2003
Units	350
Initial Cost to Company, Land	8,750,000
Initial Cost to Company, Building & Fixtures	32,998,775
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,634,400
Gross Amount Carried at close of period 12/31/2010, Land	8,750,000
Investment in Real Estate, Gross	35,633,175
Total	44,383,175
Accumulated Depreciation	(8,524,918)
Investment in Real Estate Net	35,858,257
Encumbrances	0
Stoney Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, WA
Date of Construction	1990
Units	231
Initial Cost to Company, Land	1,215,200
Initial Cost to Company, Building & Fixtures	10,938,134
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,217,252
Gross Amount Carried at close of period 12/31/2010, Land	1,215,200
Investment in Real Estate, Gross	13,155,386
Total	14,370,586
Accumulated Depreciation	(6,562,263)
Investment in Real Estate Net	7,808,323
Encumbrances	0
Summerwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hayward, CA
Date of Construction	1982
Units	162
Initial Cost to Company, Land	4,810,644
Initial Cost to Company, Building & Fixtures	6,942,743
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,117,729
Gross Amount Carried at close of period 12/31/2010, Land	4,810,644
Investment in Real Estate, Gross	9,060,472
Total	13,871,116
Accumulated Depreciation	(4,126,901)
Investment in Real Estate Net	9,744,215
Encumbrances	0
Summit And Birch Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Farmington, CT
Date of Construction	1967
Units	186
Initial Cost to Company, Land	1,757,438
Initial Cost to Company, Building & Fixtures	11,748,112
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,910,642
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	14,658,754
Total	16,416,192
Accumulated Depreciation	(5,556,439)
Investment in Real Estate Net	10,859,753
Encumbrances	0
Summit at Lake Union [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	1995 -1997
Units	150
Initial Cost to Company, Land	1,424,700
Initial Cost to Company, Building & Fixtures	12,852,461
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,976,468
Gross Amount Carried at close of period 12/31/2010, Land	1,424,700
Investment in Real Estate, Gross	15,828,929
Total	17,253,629
Accumulated Depreciation	(7,534,752)
Investment in Real Estate Net	9,718,877
Encumbrances	0
Sunforest [Member]
Real Estates and Accumulated Depreciation
Description of Location	Davie, FL
Date of Construction	1989
Units	494
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	32,124,850
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,950,196
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	36,075,046
Total	46,075,046
Accumulated Depreciation	(10,814,748)
Investment in Real Estate Net	35,260,298
Encumbrances	0
Surrey Downs [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bellevue, WA
Date of Construction	1986
Units	122
Initial Cost to Company, Land	3,057,100
Initial Cost to Company, Building & Fixtures	7,848,618
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,943,645
Gross Amount Carried at close of period 12/31/2010, Land	3,057,100
Investment in Real Estate, Gross	9,792,263
Total	12,849,363
Accumulated Depreciation	(4,195,803)
Investment in Real Estate Net	8,653,560
Encumbrances	0
Sycamore Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1984
Units	350
Initial Cost to Company, Land	3,152,000
Initial Cost to Company, Building & Fixtures	19,083,727
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,027,776
Gross Amount Carried at close of period 12/31/2010, Land	3,152,000
Investment in Real Estate, Gross	22,111,503
Total	25,263,503
Accumulated Depreciation	(10,731,295)
Investment in Real Estate Net	14,532,208
Encumbrances	0
Tanasbourne Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hillsboro, OR
Date of Construction	1986-1989
Units	373
Initial Cost to Company, Land	1,876,700
Initial Cost to Company, Building & Fixtures	16,891,205
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,736,332
Gross Amount Carried at close of period 12/31/2010, Land	1,876,700
Investment in Real Estate, Gross	20,627,537
Total	22,504,237
Accumulated Depreciation	(12,235,305)
Investment in Real Estate Net	10,268,932
Encumbrances	0
Tortuga Bay [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	2004
Units	314
Initial Cost to Company, Land	6,280,000
Initial Cost to Company, Building & Fixtures	32,121,779
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	970,072
Gross Amount Carried at close of period 12/31/2010, Land	6,280,000
Investment in Real Estate, Gross	33,091,851
Total	39,371,851
Accumulated Depreciation	(7,629,687)
Investment in Real Estate Net	31,742,164
Encumbrances	0
Toscana [Member]
Real Estates and Accumulated Depreciation
Description of Location	Irvine, CA
Date of Construction	1991/1993
Units	563
Initial Cost to Company, Land	39,410,000
Initial Cost to Company, Building & Fixtures	50,806,072
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,300,817
Gross Amount Carried at close of period 12/31/2010, Land	39,410,000
Investment in Real Estate, Gross	57,106,889
Total	96,516,889
Accumulated Depreciation	(21,079,463)
Investment in Real Estate Net	75,437,426
Encumbrances	0
Townes at Herndon [Member]
Real Estates and Accumulated Depreciation
Description of Location	Herndon, VA
Date of Construction	2002
Units	218
Initial Cost to Company, Land	10,900,000
Initial Cost to Company, Building & Fixtures	49,216,125
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	551,015
Gross Amount Carried at close of period 12/31/2010, Land	10,900,000
Investment in Real Estate, Gross	49,767,140
Total	60,667,140
Accumulated Depreciation	(9,946,494)
Investment in Real Estate Net	50,720,646
Encumbrances	0
Tradition at Alafaya [Member]
Real Estates and Accumulated Depreciation
Description of Location	Oviedo, FL
Date of Construction	2006
Units	253
Initial Cost to Company, Land	7,590,000
Initial Cost to Company, Building & Fixtures	31,881,505
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	234,540
Gross Amount Carried at close of period 12/31/2010, Land	7,590,000
Investment in Real Estate, Gross	32,116,045
Total	39,706,045
Accumulated Depreciation	(7,323,558)
Investment in Real Estate Net	32,382,487
Encumbrances	0
Valencia Plantation [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1990
Units	194
Initial Cost to Company, Land	873,000
Initial Cost to Company, Building & Fixtures	12,819,377
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,112,581
Gross Amount Carried at close of period 12/31/2010, Land	873,000
Investment in Real Estate, Gross	14,931,958
Total	15,804,958
Accumulated Depreciation	(6,265,795)
Investment in Real Estate Net	9,539,163
Encumbrances	0
Verde Condominium Homes [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Jose, CA
Date of Construction	1986
Units	108
Initial Cost to Company, Land	5,190,700
Initial Cost to Company, Building & Fixtures	9,679,109
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,144,989
Gross Amount Carried at close of period 12/31/2010, Land	5,190,700
Investment in Real Estate, Gross	12,824,098
Total	18,014,798
Accumulated Depreciation	(5,435,771)
Investment in Real Estate Net	12,579,027
Encumbrances	0
Via Ventura [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1980
Units	328
Initial Cost to Company, Land	1,351,785
Initial Cost to Company, Building & Fixtures	13,382,006
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,901,794
Gross Amount Carried at close of period 12/31/2010, Land	1,351,785
Investment in Real Estate, Gross	21,283,800
Total	22,635,585
Accumulated Depreciation	(14,193,165)
Investment in Real Estate Net	8,442,420
Encumbrances	0
Victor on Venice [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA (G)
Date of Construction	2006
Units	115
Initial Cost to Company, Land	10,350,000
Initial Cost to Company, Building & Fixtures	35,431,742
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	93,690
Gross Amount Carried at close of period 12/31/2010, Land	10,350,000
Investment in Real Estate, Gross	35,525,432
Total	45,875,432
Accumulated Depreciation	(5,915,802)
Investment in Real Estate Net	39,959,630
Encumbrances	0
View Pointe [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, CA
Date of Construction	1998
Units	208
Initial Cost to Company, Land	10,400,000
Initial Cost to Company, Building & Fixtures	26,315,150
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,253,349
Gross Amount Carried at close of period 12/31/2010, Land	10,400,000
Investment in Real Estate, Gross	27,568,499
Total	37,968,499
Accumulated Depreciation	(5,920,199)
Investment in Real Estate Net	32,048,300
Encumbrances	0
Villa Encanto [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1983
Units	208
Initial Cost to Company, Land	2,884,447
Initial Cost to Company, Building & Fixtures	22,197,363
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,490,257
Gross Amount Carried at close of period 12/31/2010, Land	2,884,447
Investment in Real Estate, Gross	25,687,620
Total	28,572,067
Accumulated Depreciation	(12,402,504)
Investment in Real Estate Net	16,169,563
Encumbrances	0
Villa Solana [Member]
Real Estates and Accumulated Depreciation
Description of Location	Laguna Hills, CA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	1,665,100
Initial Cost to Company, Building & Fixtures	14,985,678
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,952,166
Gross Amount Carried at close of period 12/31/2010, Land	1,665,100
Investment in Real Estate, Gross	20,937,844
Total	22,602,944
Accumulated Depreciation	(12,062,676)
Investment in Real Estate Net	10,540,268
Encumbrances	0
Village at Bear Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lakewood, CO
Date of Construction	1987
Units	208
Initial Cost to Company, Land	4,519,700
Initial Cost to Company, Building & Fixtures	40,676,390
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,928,647
Gross Amount Carried at close of period 12/31/2010, Land	4,519,700
Investment in Real Estate, Gross	44,605,037
Total	49,124,737
Accumulated Depreciation	(20,881,956)
Investment in Real Estate Net	28,242,781
Encumbrances	0
Village at Lakewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	1988
Units	208
Initial Cost to Company, Land	3,166,411
Initial Cost to Company, Building & Fixtures	13,859,090
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,918,205
Gross Amount Carried at close of period 12/31/2010, Land	3,166,411
Investment in Real Estate, Gross	15,777,295
Total	18,943,706
Accumulated Depreciation	(7,591,265)
Investment in Real Estate Net	11,352,441
Encumbrances	0
Vista Del Lago [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mission Viejo, CA
Date of Construction	1986-1988
Units	208
Initial Cost to Company, Land	4,525,800
Initial Cost to Company, Building & Fixtures	40,736,293
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	10,504,839
Gross Amount Carried at close of period 12/31/2010, Land	4,525,800
Investment in Real Estate, Gross	51,241,132
Total	55,766,932
Accumulated Depreciation	(29,667,538)
Investment in Real Estate Net	26,099,394
Encumbrances	0
Vista Grove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mesa, AZ
Date of Construction	1997/1998
Units	208
Initial Cost to Company, Land	1,341,796
Initial Cost to Company, Building & Fixtures	12,157,045
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,237,337
Gross Amount Carried at close of period 12/31/2010, Land	1,341,796
Investment in Real Estate, Gross	13,394,382
Total	14,736,178
Accumulated Depreciation	(6,101,312)
Investment in Real Estate Net	8,634,866
Encumbrances	0
Waterford at Deerwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1985
Units	208
Initial Cost to Company, Land	1,496,913
Initial Cost to Company, Building & Fixtures	10,659,702
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,462,322
Gross Amount Carried at close of period 12/31/2010, Land	1,496,913
Investment in Real Estate, Gross	14,122,024
Total	15,618,937
Accumulated Depreciation	(6,543,846)
Investment in Real Estate Net	9,075,091
Encumbrances	0
Waterford at Orange Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orange Park, FL
Date of Construction	1986
Units	208
Initial Cost to Company, Land	1,960,000
Initial Cost to Company, Building & Fixtures	12,098,784
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,927,425
Gross Amount Carried at close of period 12/31/2010, Land	1,960,000
Investment in Real Estate, Gross	15,026,209
Total	16,986,209
Accumulated Depreciation	(7,269,128)
Investment in Real Estate Net	9,717,081
Encumbrances	0
Waterford Place (CO) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Thornton, CO
Date of Construction	1998
Units	208
Initial Cost to Company, Land	5,040,000
Initial Cost to Company, Building & Fixtures	29,946,419
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,270,605
Gross Amount Carried at close of period 12/31/2010, Land	5,040,000
Investment in Real Estate, Gross	31,217,024
Total	36,257,024
Accumulated Depreciation	(9,310,453)
Investment in Real Estate Net	26,946,571
Encumbrances	0
Waterside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Reston, VA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	20,700,000
Initial Cost to Company, Building & Fixtures	27,474,388
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,597,274
Gross Amount Carried at close of period 12/31/2010, Land	20,700,000
Investment in Real Estate, Gross	35,071,662
Total	55,771,662
Accumulated Depreciation	(8,532,141)
Investment in Real Estate Net	47,239,521
Encumbrances	0
Webster Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Needham, MA
Date of Construction	1985
Units	208
Initial Cost to Company, Land	1,418,893
Initial Cost to Company, Building & Fixtures	9,485,006
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	945,765
Gross Amount Carried at close of period 12/31/2010, Land	1,418,893
Investment in Real Estate, Gross	10,430,771
Total	11,849,664
Accumulated Depreciation	(3,772,750)
Investment in Real Estate Net	8,076,914
Encumbrances	0
Welleby Lake Club [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sunrise, FL
Date of Construction	1991
Units	208
Initial Cost to Company, Land	3,648,000
Initial Cost to Company, Building & Fixtures	17,620,879
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,448,846
Gross Amount Carried at close of period 12/31/2010, Land	3,648,000
Investment in Real Estate, Gross	21,069,725
Total	24,717,725
Accumulated Depreciation	(9,187,464)
Investment in Real Estate Net	15,530,261
Encumbrances	0
Wellington Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Manchester, NH
Date of Construction	1987
Units	208
Initial Cost to Company, Land	1,890,200
Initial Cost to Company, Building & Fixtures	17,120,662
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,592,227
Gross Amount Carried at close of period 12/31/2010, Land	1,890,200
Investment in Real Estate, Gross	24,712,889
Total	26,603,089
Accumulated Depreciation	(14,699,346)
Investment in Real Estate Net	11,903,743
Encumbrances	0
West End Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boston, MA (G)
Date of Construction	2008
Units	208
Initial Cost to Company, Land	469,546
Initial Cost to Company, Building & Fixtures	163,123,022
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	248,319
Gross Amount Carried at close of period 12/31/2010, Land	469,546
Investment in Real Estate, Gross	163,371,341
Total	163,840,887
Accumulated Depreciation	(13,976,991)
Investment in Real Estate Net	149,863,896
Encumbrances	0
Westerly at Worldgate [Member]
Real Estates and Accumulated Depreciation
Description of Location	Herndon, VA
Date of Construction	1995
Units	208
Initial Cost to Company, Land	14,568,000
Initial Cost to Company, Building & Fixtures	43,620,057
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,005,737
Gross Amount Carried at close of period 12/31/2010, Land	14,568,000
Investment in Real Estate, Gross	44,625,794
Total	59,193,794
Accumulated Depreciation	(5,547,038)
Investment in Real Estate Net	53,646,756
Encumbrances	0
Westfield Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Centerville, VA
Date of Construction	1988
Units	208
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	23,245,834
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,499,211
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	27,745,045
Total	34,745,045
Accumulated Depreciation	(7,973,826)
Investment in Real Estate Net	26,771,219
Encumbrances	0
Westgate Pass Through [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	3,915,902
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	3,915,902
Total	3,915,902
Accumulated Depreciation	0
Investment in Real Estate Net	3,915,902
Encumbrances	0
Westgate Pasadena and Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	390,813
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	390,813
Total	390,813
Accumulated Depreciation	0
Investment in Real Estate Net	390,813
Encumbrances	0
Westridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tacoma, WA
Date of Construction	1987 (1991
Units	208
Initial Cost to Company, Land	3,501,900
Initial Cost to Company, Building & Fixtures	31,506,082
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,447,371
Gross Amount Carried at close of period 12/31/2010, Land	3,501,900
Investment in Real Estate, Gross	37,953,453
Total	41,455,353
Accumulated Depreciation	(18,836,649)
Investment in Real Estate Net	22,618,704
Encumbrances	0
Whispering Oaks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Walnut Creek, CA
Date of Construction	1974
Units	208
Initial Cost to Company, Land	2,170,800
Initial Cost to Company, Building & Fixtures	19,539,586
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,751,774
Gross Amount Carried at close of period 12/31/2010, Land	2,170,800
Investment in Real Estate, Gross	24,291,360
Total	26,462,160
Accumulated Depreciation	(12,478,996)
Investment in Real Estate Net	13,983,164
Encumbrances	0
Wimberly at Deerwood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	2000
Units	208
Initial Cost to Company, Land	8,000,000
Initial Cost to Company, Building & Fixtures	30,057,214
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,420,647
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Investment in Real Estate, Gross	31,477,861
Total	39,477,861
Accumulated Depreciation	(6,768,070)
Investment in Real Estate Net	32,709,791
Encumbrances	0
Winchester Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, RI
Date of Construction	1972
Units	208
Initial Cost to Company, Land	2,822,618
Initial Cost to Company, Building & Fixtures	18,868,626
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,982,436
Gross Amount Carried at close of period 12/31/2010, Land	2,822,618
Investment in Real Estate, Gross	24,851,062
Total	27,673,680
Accumulated Depreciation	(10,115,786)
Investment in Real Estate Net	17,557,894
Encumbrances	0
Winchester Wood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Riverside, RI
Date of Construction	1989
Units	208
Initial Cost to Company, Land	683,215
Initial Cost to Company, Building & Fixtures	4,567,154
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	771,945
Gross Amount Carried at close of period 12/31/2010, Land	683,215
Investment in Real Estate, Gross	5,339,099
Total	6,022,314
Accumulated Depreciation	(1,954,665)
Investment in Real Estate Net	4,067,649
Encumbrances	0
Windridge (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Laguna Niguel, CA
Date of Construction	1989
Units	208
Initial Cost to Company, Land	2,662,900
Initial Cost to Company, Building & Fixtures	23,985,497
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,771,409
Gross Amount Carried at close of period 12/31/2010, Land	2,662,900
Investment in Real Estate, Gross	28,756,906
Total	31,419,806
Accumulated Depreciation	(16,138,059)
Investment in Real Estate Net	15,281,747
Encumbrances	0
Windsor at Fair Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fairfax, VA
Date of Construction	1988
Units	208
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	28,587,109
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,577,502
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	34,164,611
Total	44,164,611
Accumulated Depreciation	(9,076,465)
Investment in Real Estate Net	35,088,146
Encumbrances	0
Winston (FL) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pembroke Pines, FL
Date of Construction	2001/2003
Units	208
Initial Cost to Company, Land	18,561,000
Initial Cost to Company, Building & Fixtures	49,527,569
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,591,514
Gross Amount Carried at close of period 12/31/2010, Land	18,561,000
Investment in Real Estate, Gross	51,119,083
Total	69,680,083
Accumulated Depreciation	(7,722,894)
Investment in Real Estate Net	61,957,189
Encumbrances	0
Wood Creek (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1987
Units	208
Initial Cost to Company, Land	9,729,900
Initial Cost to Company, Building & Fixtures	23,009,768
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,044,535
Gross Amount Carried at close of period 12/31/2010, Land	9,729,900
Investment in Real Estate, Gross	27,054,303
Total	36,784,203
Accumulated Depreciation	(12,364,165)
Investment in Real Estate Net	24,420,038
Encumbrances	0
Woodbridge (CT) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Newington, CT
Date of Construction	1968
Units	208
Initial Cost to Company, Land	498,377
Initial Cost to Company, Building & Fixtures	3,331,548
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	802,865
Gross Amount Carried at close of period 12/31/2010, Land	498,377
Investment in Real Estate, Gross	4,134,413
Total	4,632,790
Accumulated Depreciation	(1,586,870)
Investment in Real Estate Net	3,045,920
Encumbrances	0
Woodlake (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Kirkland, WA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	6,631,400
Initial Cost to Company, Building & Fixtures	16,735,484
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,505,270
Gross Amount Carried at close of period 12/31/2010, Land	6,631,400
Investment in Real Estate, Gross	19,240,754
Total	25,872,154
Accumulated Depreciation	(8,821,849)
Investment in Real Estate Net	17,050,305
Encumbrances	0
Woodleaf [Member]
Real Estates and Accumulated Depreciation
Description of Location	Campbell, CA
Date of Construction	1984
Units	208
Initial Cost to Company, Land	8,550,600
Initial Cost to Company, Building & Fixtures	16,988,183
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,394,732
Gross Amount Carried at close of period 12/31/2010, Land	8,550,600
Investment in Real Estate, Gross	18,382,915
Total	26,933,515
Accumulated Depreciation	(7,978,384)
Investment in Real Estate Net	18,955,131
Encumbrances	0
Woodside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lorton, VA
Date of Construction	1987
Units	208
Initial Cost to Company, Land	1,326,000
Initial Cost to Company, Building & Fixtures	12,510,903
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,816,422
Gross Amount Carried at close of period 12/31/2010, Land	1,326,000
Investment in Real Estate, Gross	18,327,325
Total	19,653,325
Accumulated Depreciation	(10,570,615)
Investment in Real Estate Net	9,082,710
Encumbrances	0
Management Business [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chicago, IL
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	0
Total	76,557,024.33
Accumulated Depreciation	(59,331,061.48)
Investment in Real Estate Net	17,225,962.85
Encumbrances	0
Operating Partnership [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chicago, IL
Date of Construction	(F)
Units	208
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	0
Total	1,078,393
Accumulated Depreciation	0
Investment in Real Estate Net	0
Encumbrances	0
EQR-Wholly Owned Encumbered [Member]
Real Estates and Accumulated Depreciation
Units	31,096
Initial Cost to Company, Land	1,032,674,810
Initial Cost to Company, Building & Fixtures	3,462,322,537
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	271,843,727
Gross Amount Carried at close of period 12/31/2010, Land	1,032,674,810
Investment in Real Estate, Gross	3,734,166,264
Total	4,766,841,074
Accumulated Depreciation	(927,449,585)
Investment in Real Estate Net	3,839,391,489
Encumbrances	0
929 House [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cambridge, MA (G)
Date of Construction	1975
Units	127
Initial Cost to Company, Land	3,252,993
Initial Cost to Company, Building & Fixtures	21,745,595
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,566,918
Gross Amount Carried at close of period 12/31/2010, Land	3,252,993
Investment in Real Estate, Gross	25,312,513
Total	28,565,506
Accumulated Depreciation	(8,793,649)
Investment in Real Estate Net	19,771,857
Encumbrances	3,127,368
Academy Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	North Hollywood, CA
Date of Construction	1989
Units	248
Initial Cost to Company, Land	25,000,000
Initial Cost to Company, Building & Fixtures	23,593,194
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,625,415
Gross Amount Carried at close of period 12/31/2010, Land	25,000,000
Investment in Real Estate, Gross	29,218,609
Total	54,218,609
Accumulated Depreciation	(8,156,301)
Investment in Real Estate Net	46,062,308
Encumbrances	20,000,000
Acton Courtyard [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2003
Units	71
Initial Cost to Company, Land	4,915,000
Initial Cost to Company, Building & Fixtures	14,006,480
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	47,532
Gross Amount Carried at close of period 12/31/2010, Land	4,915,000
Investment in Real Estate, Gross	14,054,012
Total	18,969,012
Accumulated Depreciation	(2,404,147)
Investment in Real Estate Net	16,564,865
Encumbrances	9,920,000
Alexander on Ponce [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2003
Units	330
Initial Cost to Company, Land	9,900,000
Initial Cost to Company, Building & Fixtures	35,819,022
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,536,364
Gross Amount Carried at close of period 12/31/2010, Land	9,900,000
Investment in Real Estate, Gross	37,355,386
Total	47,255,386
Accumulated Depreciation	(7,841,992)
Investment in Real Estate Net	39,413,394
Encumbrances	28,880,000
Amberton [Member]
Real Estates and Accumulated Depreciation
Description of Location	Manassas, VA
Date of Construction	1986
Units	190
Initial Cost to Company, Land	900,600
Initial Cost to Company, Building & Fixtures	11,921,815
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,382,260
Gross Amount Carried at close of period 12/31/2010, Land	900,600
Investment in Real Estate, Gross	14,304,075
Total	15,204,675
Accumulated Depreciation	(7,208,538)
Investment in Real Estate Net	7,996,137
Encumbrances	10,705,000
Artech Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2002
Units	21
Initial Cost to Company, Land	1,261,000
Initial Cost to Company, Building & Fixtures	7,051,037
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	81,922
Gross Amount Carried at close of period 12/31/2010, Land	1,261,000
Investment in Real Estate, Gross	7,132,959
Total	8,393,959
Accumulated Depreciation	(1,073,245)
Investment in Real Estate Net	7,320,714
Encumbrances	3,200,000
Artisan Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Northridge, CA
Date of Construction	2002
Units	140
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	20,537,359
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	682,979
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	21,220,338
Total	28,220,338
Accumulated Depreciation	(6,051,603)
Investment in Real Estate Net	22,168,735
Encumbrances	22,779,715
Avanti [Member]
Real Estates and Accumulated Depreciation
Description of Location	Anaheim, CA
Date of Construction	1987
Units	162
Initial Cost to Company, Land	12,960,000
Initial Cost to Company, Building & Fixtures	18,495,974
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	964,319
Gross Amount Carried at close of period 12/31/2010, Land	12,960,000
Investment in Real Estate, Gross	19,460,293
Total	32,420,293
Accumulated Depreciation	(3,891,328)
Investment in Real Estate Net	28,528,965
Encumbrances	19,850,000
Azure Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoenix, AZ
Date of Construction	2001
Units	160
Initial Cost to Company, Land	8,778,000
Initial Cost to Company, Building & Fixtures	17,840,790
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	693,669
Gross Amount Carried at close of period 12/31/2010, Land	8,778,000
Investment in Real Estate, Gross	18,534,459
Total	27,312,459
Accumulated Depreciation	(4,592,450)
Investment in Real Estate Net	22,720,009
Encumbrances	9,329,362
Bachenheimer Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2004
Units	44
Initial Cost to Company, Land	3,203,000
Initial Cost to Company, Building & Fixtures	12,925,302
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	37,636
Gross Amount Carried at close of period 12/31/2010, Land	3,203,000
Investment in Real Estate, Gross	12,962,938
Total	16,165,938
Accumulated Depreciation	(2,027,723)
Investment in Real Estate Net	14,138,215
Encumbrances	8,585,000
Bella Vista Apartments at Boca Del Mar [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boca Raton, FL
Date of Construction	1985
Units	392
Initial Cost to Company, Land	11,760,000
Initial Cost to Company, Building & Fixtures	20,190,252
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,198,940
Gross Amount Carried at close of period 12/31/2010, Land	11,760,000
Investment in Real Estate, Gross	33,389,192
Total	45,149,192
Accumulated Depreciation	(12,920,478)
Investment in Real Estate Net	32,228,714
Encumbrances	26,134,010
Berkeleyan [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	1998
Units	56
Initial Cost to Company, Land	4,184,000
Initial Cost to Company, Building & Fixtures	15,323,273
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	257,977
Gross Amount Carried at close of period 12/31/2010, Land	4,184,000
Investment in Real Estate, Gross	15,581,250
Total	19,765,250
Accumulated Depreciation	(2,475,257)
Investment in Real Estate Net	17,289,993
Encumbrances	8,290,000
Bradley Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Puyallup, WA
Date of Construction	1999
Units	155
Initial Cost to Company, Land	3,813,000
Initial Cost to Company, Building & Fixtures	18,313,645
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	372,560
Gross Amount Carried at close of period 12/31/2010, Land	3,813,000
Investment in Real Estate, Gross	18,686,205
Total	22,499,205
Accumulated Depreciation	(4,746,251)
Investment in Real Estate Net	17,752,954
Encumbrances	11,232,179
Briarwood (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sunnyvale, CA
Date of Construction	1985
Units	192
Initial Cost to Company, Land	9,991,500
Initial Cost to Company, Building & Fixtures	22,247,278
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,387,191
Gross Amount Carried at close of period 12/31/2010, Land	9,991,500
Investment in Real Estate, Gross	23,634,469
Total	33,625,969
Accumulated Depreciation	(10,051,625)
Investment in Real Estate Net	23,574,344
Encumbrances	12,800,000
Canterbury [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1986
Units	544
Initial Cost to Company, Land	2,781,300
Initial Cost to Company, Building & Fixtures	32,942,531
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	13,719,435
Gross Amount Carried at close of period 12/31/2010, Land	2,781,300
Investment in Real Estate, Gross	46,661,966
Total	49,443,266
Accumulated Depreciation	(24,071,353)
Investment in Real Estate Net	25,371,913
Encumbrances	31,680,000
Cape House I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1998
Units	240
Initial Cost to Company, Land	4,800,000
Initial Cost to Company, Building & Fixtures	22,484,240
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	404,423
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Investment in Real Estate, Gross	22,888,663
Total	27,688,663
Accumulated Depreciation	(4,175,860)
Investment in Real Estate Net	23,512,803
Encumbrances	13,797,793
Cape House II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1998
Units	240
Initial Cost to Company, Land	4,800,000
Initial Cost to Company, Building & Fixtures	22,229,836
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,656,350
Gross Amount Carried at close of period 12/31/2010, Land	4,800,000
Investment in Real Estate, Gross	23,886,186
Total	28,686,186
Accumulated Depreciation	(4,410,297)
Investment in Real Estate Net	24,275,889
Encumbrances	13,374,226
Cascade at Landmark [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	1990
Units	277
Initial Cost to Company, Land	3,603,400
Initial Cost to Company, Building & Fixtures	19,657,554
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,687,475
Gross Amount Carried at close of period 12/31/2010, Land	3,603,400
Investment in Real Estate, Gross	26,345,029
Total	29,948,429
Accumulated Depreciation	(12,528,925)
Investment in Real Estate Net	17,419,504
Encumbrances	31,921,089
Cedar Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Reading, MA
Date of Construction	1980
Units	114
Initial Cost to Company, Land	1,248,505
Initial Cost to Company, Building & Fixtures	8,346,003
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,219,187
Gross Amount Carried at close of period 12/31/2010, Land	1,248,505
Investment in Real Estate, Gross	9,565,190
Total	10,813,695
Accumulated Depreciation	(3,631,426)
Investment in Real Estate Net	7,182,269
Encumbrances	0
Centennial Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2001
Units	187
Initial Cost to Company, Land	3,731,600
Initial Cost to Company, Building & Fixtures	20,931,786
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	347,068
Gross Amount Carried at close of period 12/31/2010, Land	3,731,600
Investment in Real Estate, Gross	21,278,854
Total	25,010,454
Accumulated Depreciation	(4,774,128)
Investment in Real Estate Net	20,236,326
Encumbrances	15,699,001
Centennial Tower [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	1991
Units	221
Initial Cost to Company, Land	5,660,460
Initial Cost to Company, Building & Fixtures	46,856,499
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,604,985
Gross Amount Carried at close of period 12/31/2010, Land	5,660,460
Investment in Real Estate, Gross	48,461,484
Total	54,121,944
Accumulated Depreciation	(10,546,828)
Investment in Real Estate Net	43,575,116
Encumbrances	25,476,611
Chestnut Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Abington, MA
Date of Construction	1983
Units	130
Initial Cost to Company, Land	1,178,965
Initial Cost to Company, Building & Fixtures	7,881,139
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	791,361
Gross Amount Carried at close of period 12/31/2010, Land	1,178,965
Investment in Real Estate, Gross	8,672,500
Total	9,851,465
Accumulated Depreciation	(3,267,195)
Investment in Real Estate Net	6,584,270
Encumbrances	1,190,632
Chickasaw Crossing [Member]
Real Estates and Accumulated Depreciation
Description of Location	Orlando, FL
Date of Construction	1986
Units	292
Initial Cost to Company, Land	2,044,000
Initial Cost to Company, Building & Fixtures	12,366,832
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,728,521
Gross Amount Carried at close of period 12/31/2010, Land	2,044,000
Investment in Real Estate, Gross	14,095,353
Total	16,139,353
Accumulated Depreciation	(6,375,471)
Investment in Real Estate Net	9,763,882
Encumbrances	0
Church Corner [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cambridge, MA (G)
Date of Construction	1987
Units	85
Initial Cost to Company, Land	5,100,000
Initial Cost to Company, Building & Fixtures	16,304,643
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,138,469
Gross Amount Carried at close of period 12/31/2010, Land	5,100,000
Investment in Real Estate, Gross	17,443,112
Total	22,543,112
Accumulated Depreciation	(3,974,097)
Investment in Real Estate Net	18,569,015
Encumbrances	12,000,000
Conway Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Roslindale, MA
Date of Construction	1920
Units	28
Initial Cost to Company, Land	101,451
Initial Cost to Company, Building & Fixtures	710,524
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	210,547
Gross Amount Carried at close of period 12/31/2010, Land	101,451
Investment in Real Estate, Gross	921,071
Total	1,022,522
Accumulated Depreciation	(383,383)
Investment in Real Estate Net	639,139
Encumbrances	268,099
Country Club Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jacksonville, FL
Date of Construction	1997
Units	555
Initial Cost to Company, Land	15,000,000
Initial Cost to Company, Building & Fixtures	41,055,786
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,932,824
Gross Amount Carried at close of period 12/31/2010, Land	15,000,000
Investment in Real Estate, Gross	44,988,610
Total	59,988,610
Accumulated Depreciation	(10,836,699)
Investment in Real Estate Net	49,151,911
Encumbrances	32,239,422
EDS Dulles [Member]
Real Estates and Accumulated Depreciation
Description of Location	Herndon, VA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	18,875,631
Initial Cost to Company, Building & Fixtures	0
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	18,875,631
Investment in Real Estate, Gross	0
Total	18,875,631
Accumulated Depreciation	0
Investment in Real Estate Net	18,875,631
Encumbrances	17,697,033
Fairfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stamford, CT (G)
Date of Construction	1996
Units	263
Initial Cost to Company, Land	6,510,200
Initial Cost to Company, Building & Fixtures	39,690,120
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,735,817
Gross Amount Carried at close of period 12/31/2010, Land	6,510,200
Investment in Real Estate, Gross	44,425,937
Total	50,936,137
Accumulated Depreciation	(19,315,633)
Investment in Real Estate Net	31,620,504
Encumbrances	34,595,000
Fine Arts Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2004
Units	100
Initial Cost to Company, Land	7,213,000
Initial Cost to Company, Building & Fixtures	24,436,335
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	51,230
Gross Amount Carried at close of period 12/31/2010, Land	7,213,000
Investment in Real Estate, Gross	24,487,565
Total	31,700,565
Accumulated Depreciation	(3,984,282)
Investment in Real Estate Net	27,716,283
Encumbrances	16,215,000
Gaia Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2000
Units	91
Initial Cost to Company, Land	6,664,000
Initial Cost to Company, Building & Fixtures	24,027,272
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	76,061
Gross Amount Carried at close of period 12/31/2010, Land	6,664,000
Investment in Real Estate, Gross	24,103,333
Total	30,767,333
Accumulated Depreciation	(3,873,704)
Investment in Real Estate Net	26,893,629
Encumbrances	14,630,000
Gateway at Malden Center [Member]
Real Estates and Accumulated Depreciation
Description of Location	Malden, MA (G)
Date of Construction	1988
Units	203
Initial Cost to Company, Land	8,120,000
Initial Cost to Company, Building & Fixtures	24,590,446
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,431,969
Gross Amount Carried at close of period 12/31/2010, Land	8,120,000
Investment in Real Estate, Gross	32,022,415
Total	40,142,415
Accumulated Depreciation	(9,807,442)
Investment in Real Estate Net	30,334,973
Encumbrances	14,970,000
Geary Court Yard [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Francisco, CA
Date of Construction	1990
Units	164
Initial Cost to Company, Land	1,722,400
Initial Cost to Company, Building & Fixtures	15,471,429
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,853,426
Gross Amount Carried at close of period 12/31/2010, Land	1,722,400
Investment in Real Estate, Gross	17,324,855
Total	19,047,255
Accumulated Depreciation	(8,120,153)
Investment in Real Estate Net	10,927,102
Encumbrances	19,062,374
Glen Grove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Wellesley, MA
Date of Construction	1979
Units	125
Initial Cost to Company, Land	1,344,601
Initial Cost to Company, Building & Fixtures	8,988,383
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,068,425
Gross Amount Carried at close of period 12/31/2010, Land	1,344,601
Investment in Real Estate, Gross	10,056,808
Total	11,401,409
Accumulated Depreciation	(3,765,895)
Investment in Real Estate Net	7,635,514
Encumbrances	0
Glen Meadow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Franklin, MA
Date of Construction	1971
Units	288
Initial Cost to Company, Land	2,339,330
Initial Cost to Company, Building & Fixtures	16,133,588
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,482,656
Gross Amount Carried at close of period 12/31/2010, Land	2,339,330
Investment in Real Estate, Gross	19,616,244
Total	21,955,574
Accumulated Depreciation	(7,875,523)
Investment in Real Estate Net	14,080,051
Encumbrances	683,247
Gosnold Grove [Member]
Real Estates and Accumulated Depreciation
Description of Location	East Falmouth, MA
Date of Construction	1978
Units	33
Initial Cost to Company, Land	124,296
Initial Cost to Company, Building & Fixtures	830,891
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	327,133
Gross Amount Carried at close of period 12/31/2010, Land	124,296
Investment in Real Estate, Gross	1,158,024
Total	1,282,320
Accumulated Depreciation	(498,711)
Investment in Real Estate Net	783,609
Encumbrances	376,207
Grandeville at River Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Oviedo, FL
Date of Construction	2002
Units	280
Initial Cost to Company, Land	6,000,000
Initial Cost to Company, Building & Fixtures	23,114,693
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,497,796
Gross Amount Carried at close of period 12/31/2010, Land	6,000,000
Investment in Real Estate, Gross	24,612,489
Total	30,612,489
Accumulated Depreciation	(6,644,237)
Investment in Real Estate Net	23,968,252
Encumbrances	28,890,000
Greenhaven [Member]
Real Estates and Accumulated Depreciation
Description of Location	Union City, CA
Date of Construction	1983
Units	250
Initial Cost to Company, Land	7,507,000
Initial Cost to Company, Building & Fixtures	15,210,399
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,954,342
Gross Amount Carried at close of period 12/31/2010, Land	7,507,000
Investment in Real Estate, Gross	18,164,741
Total	25,671,741
Accumulated Depreciation	(8,259,369)
Investment in Real Estate Net	17,412,372
Encumbrances	10,975,000
Greenhouse - Frey Road [Member]
Real Estates and Accumulated Depreciation
Description of Location	Kennesaw, GA
Date of Construction	1985
Units	489
Initial Cost to Company, Land	2,467,200
Initial Cost to Company, Building & Fixtures	22,187,443
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,875,423
Gross Amount Carried at close of period 12/31/2010, Land	2,467,200
Investment in Real Estate, Gross	27,062,866
Total	29,530,066
Accumulated Depreciation	(15,906,447)
Investment in Real Estate Net	13,623,619
Encumbrances	19,700,000
Hampshire Place [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1989
Units	259
Initial Cost to Company, Land	10,806,000
Initial Cost to Company, Building & Fixtures	30,335,330
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,843,616
Gross Amount Carried at close of period 12/31/2010, Land	10,806,000
Investment in Real Estate, Gross	32,178,946
Total	42,984,946
Accumulated Depreciation	(7,837,326)
Investment in Real Estate Net	35,147,620
Encumbrances	16,072,062
Harbor Steps [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2000
Units	730
Initial Cost to Company, Land	53,748,000
Initial Cost to Company, Building & Fixtures	142,592,275
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,288,861
Gross Amount Carried at close of period 12/31/2010, Land	53,748,000
Investment in Real Estate, Gross	146,881,136
Total	200,629,136
Accumulated Depreciation	(29,182,015)
Investment in Real Estate Net	171,447,121
Encumbrances	127,056,800
Hathaway [Member]
Real Estates and Accumulated Depreciation
Description of Location	Long Beach, CA
Date of Construction	1987
Units	385
Initial Cost to Company, Land	2,512,500
Initial Cost to Company, Building & Fixtures	22,611,912
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	6,344,183
Gross Amount Carried at close of period 12/31/2010, Land	2,512,500
Investment in Real Estate, Gross	28,956,095
Total	31,468,595
Accumulated Depreciation	(15,451,593)
Investment in Real Estate Net	16,017,002
Encumbrances	46,517,800
Heights on Capitol Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2006
Units	104
Initial Cost to Company, Land	4,808,000
Initial Cost to Company, Building & Fixtures	18,743,028
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	46,412
Gross Amount Carried at close of period 12/31/2010, Land	4,808,000
Investment in Real Estate, Gross	18,789,440
Total	23,597,440
Accumulated Depreciation	(3,411,382)
Investment in Real Estate Net	20,186,058
Encumbrances	19,320,000
Heritage at Stone Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Burlington, MA
Date of Construction	2005
Units	180
Initial Cost to Company, Land	10,800,000
Initial Cost to Company, Building & Fixtures	31,808,335
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	600,871
Gross Amount Carried at close of period 12/31/2010, Land	10,800,000
Investment in Real Estate, Gross	32,409,206
Total	43,209,206
Accumulated Depreciation	(6,929,123)
Investment in Real Estate Net	36,280,083
Encumbrances	28,220,700
Heritage Green [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sturbridge, MA
Date of Construction	1974
Units	130
Initial Cost to Company, Land	835,313
Initial Cost to Company, Building & Fixtures	5,583,898
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,128,583
Gross Amount Carried at close of period 12/31/2010, Land	835,313
Investment in Real Estate, Gross	6,712,481
Total	7,547,794
Accumulated Depreciation	(2,776,625)
Investment in Real Estate Net	4,771,169
Encumbrances	394,461
Highlands at Cherry Hill [Member]
Real Estates and Accumulated Depreciation
Description of Location	Cherry Hills, NJ
Date of Construction	2002
Units	170
Initial Cost to Company, Land	6,800,000
Initial Cost to Company, Building & Fixtures	21,459,108
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	575,677
Gross Amount Carried at close of period 12/31/2010, Land	6,800,000
Investment in Real Estate, Gross	22,034,785
Total	28,834,785
Accumulated Depreciation	(4,690,187)
Investment in Real Estate Net	24,144,598
Encumbrances	15,083,713
Highlands at South Plainfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	South Plainfield, NJ
Date of Construction	2000
Units	252
Initial Cost to Company, Land	10,080,000
Initial Cost to Company, Building & Fixtures	37,526,912
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	709,995
Gross Amount Carried at close of period 12/31/2010, Land	10,080,000
Investment in Real Estate, Gross	38,236,907
Total	48,316,907
Accumulated Depreciation	(7,594,155)
Investment in Real Estate Net	40,722,752
Encumbrances	21,144,601
Ivory Wood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bothell, WA
Date of Construction	2000
Units	144
Initial Cost to Company, Land	2,732,800
Initial Cost to Company, Building & Fixtures	13,888,282
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	532,188
Gross Amount Carried at close of period 12/31/2010, Land	2,732,800
Investment in Real Estate, Gross	14,420,470
Total	17,153,270
Accumulated Depreciation	(3,667,991)
Investment in Real Estate Net	13,485,279
Encumbrances	8,020,000
Jaclen Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beverly, MA
Date of Construction	1976
Units	100
Initial Cost to Company, Land	437,072
Initial Cost to Company, Building & Fixtures	2,921,735
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,095,359
Gross Amount Carried at close of period 12/31/2010, Land	437,072
Investment in Real Estate, Gross	4,017,094
Total	4,454,166
Accumulated Depreciation	(1,786,730)
Investment in Real Estate Net	2,667,436
Encumbrances	1,240,236
Kelvin Court [Member]
Real Estates and Accumulated Depreciation
Description of Location	Irvine, CA
Date of Construction	2008
Units	132
Initial Cost to Company, Land	10,752,145
Initial Cost to Company, Building & Fixtures	34,628,115
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,853
Gross Amount Carried at close of period 12/31/2010, Land	10,752,145
Investment in Real Estate, Gross	34,635,968
Total	45,388,113
Accumulated Depreciation	(3,139,857)
Investment in Real Estate Net	42,248,256
Encumbrances	28,260,000
La Terrazza at Colma Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Colma, CA (G)
Date of Construction	2005
Units	153
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	39,784,346
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	450,286
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	40,234,632
Total	40,234,632
Accumulated Depreciation	(6,138,164)
Investment in Real Estate Net	34,096,468
Encumbrances	25,940,000
LaSalle [Member]
Real Estates and Accumulated Depreciation
Description of Location	Beaverton, OR (G)
Date of Construction	1998
Units	554
Initial Cost to Company, Land	7,202,000
Initial Cost to Company, Building & Fixtures	35,352,612
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,234,706
Gross Amount Carried at close of period 12/31/2010, Land	7,202,000
Investment in Real Estate, Gross	37,587,318
Total	44,789,318
Accumulated Depreciation	(11,686,460)
Investment in Real Estate Net	33,102,858
Encumbrances	28,630,670
Liberty Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Brain Tree, MA
Date of Construction	2000
Units	202
Initial Cost to Company, Land	5,977,504
Initial Cost to Company, Building & Fixtures	26,749,111
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,887,054
Gross Amount Carried at close of period 12/31/2010, Land	5,977,504
Investment in Real Estate, Gross	28,636,165
Total	34,613,669
Accumulated Depreciation	(8,310,684)
Investment in Real Estate Net	26,302,985
Encumbrances	24,980,280
Longfellow Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Sudbury, MA
Date of Construction	1984
Units	120
Initial Cost to Company, Land	1,094,273
Initial Cost to Company, Building & Fixtures	7,314,994
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,462,996
Gross Amount Carried at close of period 12/31/2010, Land	1,094,273
Investment in Real Estate, Gross	9,777,990
Total	10,872,263
Accumulated Depreciation	(4,177,089)
Investment in Real Estate Net	6,695,174
Encumbrances	2,170,417
Longview Places [Member]
Real Estates and Accumulated Depreciation
Description of Location	Waltham, MA
Date of Construction	2004
Units	348
Initial Cost to Company, Land	20,880,000
Initial Cost to Company, Building & Fixtures	90,255,509
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,125,156
Gross Amount Carried at close of period 12/31/2010, Land	20,880,000
Investment in Real Estate, Gross	91,380,665
Total	112,260,665
Accumulated Depreciation	(17,577,455)
Investment in Real Estate Net	94,683,210
Encumbrances	57,029,000
Marks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Englewood, CO (G)
Date of Construction	1987
Units	616
Initial Cost to Company, Land	4,928,500
Initial Cost to Company, Building & Fixtures	44,621,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,638,866
Gross Amount Carried at close of period 12/31/2010, Land	4,928,500
Investment in Real Estate, Gross	52,260,680
Total	57,189,180
Accumulated Depreciation	(24,338,122)
Investment in Real Estate Net	32,851,058
Encumbrances	19,195,000
Metro on First [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA (G)
Date of Construction	2002
Units	102
Initial Cost to Company, Land	8,227,000
Initial Cost to Company, Building & Fixtures	11,764,981
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	249,785
Gross Amount Carried at close of period 12/31/2010, Land	8,227,000
Investment in Real Estate, Gross	12,014,766
Total	20,241,766
Accumulated Depreciation	(2,565,041)
Investment in Real Estate Net	17,676,725
Encumbrances	16,650,000
Mill Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Milpitas, CA
Date of Construction	1991
Units	516
Initial Cost to Company, Land	12,858,693
Initial Cost to Company, Building & Fixtures	57,168,503
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,343,144
Gross Amount Carried at close of period 12/31/2010, Land	12,858,693
Investment in Real Estate, Gross	59,511,647
Total	72,370,340
Accumulated Depreciation	(16,586,027)
Investment in Real Estate Net	55,784,313
Encumbrances	69,312,259
Missions at Sunbow [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chula Vista, CA
Date of Construction	2003
Units	336
Initial Cost to Company, Land	28,560,000
Initial Cost to Company, Building & Fixtures	59,287,595
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,126,402
Gross Amount Carried at close of period 12/31/2010, Land	28,560,000
Investment in Real Estate, Gross	60,413,997
Total	88,973,997
Accumulated Depreciation	(14,157,638)
Investment in Real Estate Net	74,816,359
Encumbrances	55,091,000
Monte Viejo [Member]
Real Estates and Accumulated Depreciation
Description of Location	Phoneix, AZ
Date of Construction	2004
Units	480
Initial Cost to Company, Land	12,700,000
Initial Cost to Company, Building & Fixtures	45,926,784
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	928,245
Gross Amount Carried at close of period 12/31/2010, Land	12,700,000
Investment in Real Estate, Gross	46,855,029
Total	59,555,029
Accumulated Depreciation	(10,627,735)
Investment in Real Estate Net	48,927,294
Encumbrances	41,022,308
Montierra [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1999
Units	249
Initial Cost to Company, Land	3,455,000
Initial Cost to Company, Building & Fixtures	17,266,787
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,415,552
Gross Amount Carried at close of period 12/31/2010, Land	3,455,000
Investment in Real Estate, Gross	18,682,339
Total	22,137,339
Accumulated Depreciation	(7,689,619)
Investment in Real Estate Net	14,447,720
Encumbrances	17,858,854
Mosaic at Metro [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hyattsville, MD
Date of Construction	2008
Units	260
Initial Cost to Company, Land	0
Initial Cost to Company, Building & Fixtures	59,639,500
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	36,388
Gross Amount Carried at close of period 12/31/2010, Land	0
Investment in Real Estate, Gross	59,675,888
Total	59,675,888
Accumulated Depreciation	(3,523,996)
Investment in Real Estate Net	56,151,892
Encumbrances	45,141,108
Mountain Terrace [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stevenson Ranch, CA
Date of Construction	1992
Units	510
Initial Cost to Company, Land	3,966,500
Initial Cost to Company, Building & Fixtures	35,814,995
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	11,451,272
Gross Amount Carried at close of period 12/31/2010, Land	3,966,500
Investment in Real Estate, Gross	47,266,267
Total	51,232,767
Accumulated Depreciation	(20,840,909)
Investment in Real Estate Net	30,391,858
Encumbrances	57,428,472
Mozaic at Union Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	2007
Units	272
Initial Cost to Company, Land	8,500,000
Initial Cost to Company, Building & Fixtures	53,033,270
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	639,878
Gross Amount Carried at close of period 12/31/2010, Land	8,500,000
Investment in Real Estate, Gross	53,673,148
Total	62,173,148
Accumulated Depreciation	(8,406,811)
Investment in Real Estate Net	53,766,337
Encumbrances	0
Noonan Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Winchester, MA
Date of Construction	1983
Units	18
Initial Cost to Company, Land	151,344
Initial Cost to Company, Building & Fixtures	1,011,700
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	392,057
Gross Amount Carried at close of period 12/31/2010, Land	151,344
Investment in Real Estate, Gross	1,403,757
Total	1,555,101
Accumulated Depreciation	(600,978)
Investment in Real Estate Net	954,123
Encumbrances	132,946
North Pier at Harborside [Member]
Real Estates and Accumulated Depreciation
Description of Location	Jersey City, NJ (J)
Date of Construction	2003
Units	297
Initial Cost to Company, Land	4,000,159
Initial Cost to Company, Building & Fixtures	94,348,092
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,640,724
Gross Amount Carried at close of period 12/31/2010, Land	4,000,159
Investment in Real Estate, Gross	95,988,816
Total	99,988,975
Accumulated Depreciation	(21,481,443)
Investment in Real Estate Net	78,507,532
Encumbrances	76,862,000
Norton Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Norton, MA
Date of Construction	1983
Units	150
Initial Cost to Company, Land	1,012,556
Initial Cost to Company, Building & Fixtures	6,768,727
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,580,831
Gross Amount Carried at close of period 12/31/2010, Land	1,012,556
Investment in Real Estate, Gross	10,349,558
Total	11,362,114
Accumulated Depreciation	(4,427,088)
Investment in Real Estate Net	6,935,026
Encumbrances	1,783,476
Oak Mill I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1984
Units	208
Initial Cost to Company, Land	10,000,000
Initial Cost to Company, Building & Fixtures	13,155,522
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	7,222,374
Gross Amount Carried at close of period 12/31/2010, Land	10,000,000
Investment in Real Estate, Gross	20,377,896
Total	30,377,896
Accumulated Depreciation	(5,955,672)
Investment in Real Estate Net	24,422,224
Encumbrances	12,590,515
Oak Mill II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Germantown, MD
Date of Construction	1985
Units	192
Initial Cost to Company, Land	854,133
Initial Cost to Company, Building & Fixtures	10,233,947
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,802,939
Gross Amount Carried at close of period 12/31/2010, Land	854,133
Investment in Real Estate, Gross	16,036,886
Total	16,891,019
Accumulated Depreciation	(8,261,472)
Investment in Real Estate Net	8,629,547
Encumbrances	9,600,000
Oaks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Santa Clarita, CA
Date of Construction	2000
Units	520
Initial Cost to Company, Land	23,400,000
Initial Cost to Company, Building & Fixtures	61,020,438
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,579,722
Gross Amount Carried at close of period 12/31/2010, Land	23,400,000
Investment in Real Estate, Gross	63,600,160
Total	87,000,160
Accumulated Depreciation	(17,391,310)
Investment in Real Estate Net	69,608,850
Encumbrances	41,367,405
Old Mill Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Maynard, MA
Date of Construction	1983
Units	50
Initial Cost to Company, Land	396,756
Initial Cost to Company, Building & Fixtures	2,652,233
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	523,716
Gross Amount Carried at close of period 12/31/2010, Land	396,756
Investment in Real Estate, Gross	3,175,949
Total	3,572,705
Accumulated Depreciation	(1,275,350)
Investment in Real Estate Net	2,297,355
Encumbrances	812,217
Palladia [Member]
Real Estates and Accumulated Depreciation
Description of Location	Hillsboro, OR
Date of Construction	2000
Units	497
Initial Cost to Company, Land	6,461,000
Initial Cost to Company, Building & Fixtures	44,888,156
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,452,131
Gross Amount Carried at close of period 12/31/2010, Land	6,461,000
Investment in Real Estate, Gross	46,340,287
Total	52,801,287
Accumulated Depreciation	(15,277,924)
Investment in Real Estate Net	37,523,363
Encumbrances	40,546,418
Parc East Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY (G)
Date of Construction	1977
Units	324
Initial Cost to Company, Land	98,383,000
Initial Cost to Company, Building & Fixtures	104,969,996
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,960,856
Gross Amount Carried at close of period 12/31/2010, Land	98,383,000
Investment in Real Estate, Gross	109,930,852
Total	208,313,852
Accumulated Depreciation	(16,533,925)
Investment in Real Estate Net	191,779,927
Encumbrances	17,569,228
Parkfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	2000
Units	476
Initial Cost to Company, Land	8,330,000
Initial Cost to Company, Building & Fixtures	28,667,618
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,009,183
Gross Amount Carried at close of period 12/31/2010, Land	8,330,000
Investment in Real Estate, Gross	30,676,801
Total	39,006,801
Accumulated Depreciation	(10,956,149)
Investment in Real Estate Net	28,050,652
Encumbrances	23,275,000
Reserve at Fairfax Corners [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fairfax, VA
Date of Construction	2001
Units	652
Initial Cost to Company, Land	15,804,057
Initial Cost to Company, Building & Fixtures	63,129,051
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,463,353
Gross Amount Carried at close of period 12/31/2010, Land	15,804,057
Investment in Real Estate, Gross	65,592,404
Total	81,396,461
Accumulated Depreciation	(19,354,137)
Investment in Real Estate Net	62,042,324
Encumbrances	84,778,876
Reserve at Potomac Yard [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	2002
Units	588
Initial Cost to Company, Land	11,918,917
Initial Cost to Company, Building & Fixtures	68,976,484
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,450,651
Gross Amount Carried at close of period 12/31/2010, Land	11,918,917
Investment in Real Estate, Gross	71,427,135
Total	83,346,052
Accumulated Depreciation	(17,135,410)
Investment in Real Estate Net	66,210,642
Encumbrances	66,470,000
Reserve at Town Center (WA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mill Creek, WA
Date of Construction	2001
Units	389
Initial Cost to Company, Land	10,369,400
Initial Cost to Company, Building & Fixtures	41,172,081
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,350,848
Gross Amount Carried at close of period 12/31/2010, Land	10,369,400
Investment in Real Estate, Gross	42,522,929
Total	52,892,329
Accumulated Depreciation	(10,489,449)
Investment in Real Estate Net	42,402,880
Encumbrances	29,160,000
River Pointe at Den Rock Park [Member]
Real Estates and Accumulated Depreciation
Description of Location	Lawrence, MA
Date of Construction	2000
Units	174
Initial Cost to Company, Land	4,615,702
Initial Cost to Company, Building & Fixtures	18,440,147
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,099,313
Gross Amount Carried at close of period 12/31/2010, Land	4,615,702
Investment in Real Estate, Gross	19,539,460
Total	24,155,162
Accumulated Depreciation	(5,903,425)
Investment in Real Estate Net	18,251,737
Encumbrances	18,100,000
Rockingham Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	West Roxbury, MA
Date of Construction	1974
Units	143
Initial Cost to Company, Land	1,124,217
Initial Cost to Company, Building & Fixtures	7,515,160
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,491,183
Gross Amount Carried at close of period 12/31/2010, Land	1,124,217
Investment in Real Estate, Gross	9,006,343
Total	10,130,560
Accumulated Depreciation	(3,654,479)
Investment in Real Estate Net	6,476,081
Encumbrances	1,478,806
Rolling Green (Amherst) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Amherst, MA
Date of Construction	1970
Units	204
Initial Cost to Company, Land	1,340,702
Initial Cost to Company, Building & Fixtures	8,962,317
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,225,186
Gross Amount Carried at close of period 12/31/2010, Land	1,340,702
Investment in Real Estate, Gross	12,187,503
Total	13,528,205
Accumulated Depreciation	(5,144,381)
Investment in Real Estate Net	8,383,824
Encumbrances	2,283,896
Rolling Green (Milford) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Milford, MA
Date of Construction	1970
Units	304
Initial Cost to Company, Land	2,012,350
Initial Cost to Company, Building & Fixtures	13,452,150
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,559,813
Gross Amount Carried at close of period 12/31/2010, Land	2,012,350
Investment in Real Estate, Gross	17,011,963
Total	19,024,313
Accumulated Depreciation	(7,106,159)
Investment in Real Estate Net	11,918,154
Encumbrances	4,768,771
San Marcos Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1995
Units	320
Initial Cost to Company, Land	20,000,000
Initial Cost to Company, Building & Fixtures	31,261,609
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,341,643
Gross Amount Carried at close of period 12/31/2010, Land	20,000,000
Investment in Real Estate, Gross	32,603,252
Total	52,603,252
Accumulated Depreciation	(6,863,313)
Investment in Real Estate Net	45,739,939
Encumbrances	32,900,000
Savannah Lakes [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	1991
Units	466
Initial Cost to Company, Land	7,000,000
Initial Cost to Company, Building & Fixtures	30,263,310
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,025,714
Gross Amount Carried at close of period 12/31/2010, Land	7,000,000
Investment in Real Estate, Gross	34,289,024
Total	41,289,024
Accumulated Depreciation	(11,249,728)
Investment in Real Estate Net	30,039,296
Encumbrances	36,610,000
Savannah Midtown [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2000
Units	322
Initial Cost to Company, Land	7,209,873
Initial Cost to Company, Building & Fixtures	29,433,507
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,500,499
Gross Amount Carried at close of period 12/31/2010, Land	7,209,873
Investment in Real Estate, Gross	31,934,006
Total	39,143,879
Accumulated Depreciation	(8,204,636)
Investment in Real Estate Net	30,939,243
Encumbrances	17,800,000
Skyline Towers [Member]
Real Estates and Accumulated Depreciation
Description of Location	Falls Church, VA (G)
Date of Construction	1971
Units	939
Initial Cost to Company, Land	77,894,700
Initial Cost to Company, Building & Fixtures	90,392,125
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	27,842,176
Gross Amount Carried at close of period 12/31/2010, Land	77,894,700
Investment in Real Estate, Gross	118,234,301
Total	196,129,001
Accumulated Depreciation	(29,003,679)
Investment in Real Estate Net	167,125,322
Encumbrances	25,590,230
Sonata at Cherry Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	1999
Units	183
Initial Cost to Company, Land	5,490,000
Initial Cost to Company, Building & Fixtures	18,130,479
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,150,504
Gross Amount Carried at close of period 12/31/2010, Land	5,490,000
Investment in Real Estate, Gross	19,280,983
Total	24,770,983
Accumulated Depreciation	(6,774,997)
Investment in Real Estate Net	17,995,986
Encumbrances	19,190,000
South Winds [Member]
Real Estates and Accumulated Depreciation
Description of Location	Fall River, MA
Date of Construction	1971
Units	404
Initial Cost to Company, Land	2,481,821
Initial Cost to Company, Building & Fixtures	16,780,359
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,542,117
Gross Amount Carried at close of period 12/31/2010, Land	2,481,821
Investment in Real Estate, Gross	20,322,476
Total	22,804,297
Accumulated Depreciation	(8,474,469)
Investment in Real Estate Net	14,329,828
Encumbrances	4,567,966
Stoneleigh at Deerfield [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alpharetta, GA
Date of Construction	2003
Units	370
Initial Cost to Company, Land	4,810,000
Initial Cost to Company, Building & Fixtures	29,999,596
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	854,238
Gross Amount Carried at close of period 12/31/2010, Land	4,810,000
Investment in Real Estate, Gross	30,853,834
Total	35,663,834
Accumulated Depreciation	(7,387,320)
Investment in Real Estate Net	28,276,514
Encumbrances	16,800,000
Stoney Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Dale City, VA
Date of Construction	1985
Units	264
Initial Cost to Company, Land	8,000,000
Initial Cost to Company, Building & Fixtures	24,147,091
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,260,173
Gross Amount Carried at close of period 12/31/2010, Land	8,000,000
Investment in Real Estate, Gross	29,407,264
Total	37,407,264
Accumulated Depreciation	(7,550,222)
Investment in Real Estate Net	29,857,042
Encumbrances	15,232,705
Stonybrook [Member]
Real Estates and Accumulated Depreciation
Description of Location	Boynton Beach, FL
Date of Construction	2001
Units	264
Initial Cost to Company, Land	10,500,000
Initial Cost to Company, Building & Fixtures	24,967,638
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	925,906
Gross Amount Carried at close of period 12/31/2010, Land	10,500,000
Investment in Real Estate, Gross	25,893,544
Total	36,393,544
Accumulated Depreciation	(5,974,457)
Investment in Real Estate Net	30,419,087
Encumbrances	21,117,334
Summerhill Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Maynard, MA
Date of Construction	1980
Units	120
Initial Cost to Company, Land	415,812
Initial Cost to Company, Building & Fixtures	3,000,816
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	748,968
Gross Amount Carried at close of period 12/31/2010, Land	415,812
Investment in Real Estate, Gross	3,749,784
Total	4,165,596
Accumulated Depreciation	(1,579,832)
Investment in Real Estate Net	2,585,764
Encumbrances	1,205,126
Summerset Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chatsworth, CA
Date of Construction	1985
Units	280
Initial Cost to Company, Land	2,890,450
Initial Cost to Company, Building & Fixtures	23,670,889
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,768,002
Gross Amount Carried at close of period 12/31/2010, Land	2,890,450
Investment in Real Estate, Gross	27,438,891
Total	30,329,341
Accumulated Depreciation	(13,387,375)
Investment in Real Estate Net	16,941,966
Encumbrances	38,039,912
Talleyrand [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tarrytown, NY (I)
Date of Construction	1997-1998
Units	300
Initial Cost to Company, Land	12,000,000
Initial Cost to Company, Building & Fixtures	49,838,160
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,677,868
Gross Amount Carried at close of period 12/31/2010, Land	12,000,000
Investment in Real Estate, Gross	53,516,028
Total	65,516,028
Accumulated Depreciation	(17,359,571)
Investment in Real Estate Net	48,156,457
Encumbrances	35,000,000
Tanglewood VA [Member]
Real Estates and Accumulated Depreciation
Description of Location	Manassas, VA
Date of Construction	1987
Units	432
Initial Cost to Company, Land	2,108,295
Initial Cost to Company, Building & Fixtures	24,619,495
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	8,416,843
Gross Amount Carried at close of period 12/31/2010, Land	2,108,295
Investment in Real Estate, Gross	33,036,338
Total	35,144,633
Accumulated Depreciation	(17,714,297)
Investment in Real Estate Net	17,430,336
Encumbrances	25,110,000
Teresina [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chula Vista, CA
Date of Construction	2000
Units	440
Initial Cost to Company, Land	28,600,000
Initial Cost to Company, Building & Fixtures	61,916,670
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,725,317
Gross Amount Carried at close of period 12/31/2010, Land	28,600,000
Investment in Real Estate, Gross	63,641,987
Total	92,241,987
Accumulated Depreciation	(12,346,971)
Investment in Real Estate Net	79,895,016
Encumbrances	44,257,338
The Brooklyner [Member]
Real Estates and Accumulated Depreciation
Description of Location	Brooklyn, NY
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	40,099,922
Initial Cost to Company, Building & Fixtures	213,481,492
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	40,099,922
Investment in Real Estate, Gross	213,481,492
Total	253,581,414
Accumulated Depreciation	0
Investment in Real Estate Net	253,581,414
Encumbrances	136,627,194
Touriel Building [Member]
Real Estates and Accumulated Depreciation
Description of Location	Berkeley, CA (G)
Date of Construction	2004
Units	35
Initial Cost to Company, Land	2,605,000
Initial Cost to Company, Building & Fixtures	7,440,443
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	29,928
Gross Amount Carried at close of period 12/31/2010, Land	2,605,000
Investment in Real Estate, Gross	7,470,371
Total	10,075,371
Accumulated Depreciation	(1,261,720)
Investment in Real Estate Net	8,813,651
Encumbrances	5,050,000
Town Square at Mark Center I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Alexandria, VA
Date of Construction	1996
Units	406
Initial Cost to Company, Land	24,360,000
Initial Cost to Company, Building & Fixtures	86,178,714
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,392,669
Gross Amount Carried at close of period 12/31/2010, Land	24,360,000
Investment in Real Estate, Gross	88,571,383
Total	112,931,383
Accumulated Depreciation	(18,519,563)
Investment in Real Estate Net	94,411,820
Encumbrances	64,680,000
Tuscany at Lindbergh [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	2001
Units	324
Initial Cost to Company, Land	9,720,000
Initial Cost to Company, Building & Fixtures	40,874,023
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,714,062
Gross Amount Carried at close of period 12/31/2010, Land	9,720,000
Investment in Real Estate, Gross	42,588,085
Total	52,308,085
Accumulated Depreciation	(10,796,976)
Investment in Real Estate Net	41,511,109
Encumbrances	32,360,000
Uptown Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO (G)
Date of Construction	1999/2001
Units	696
Initial Cost to Company, Land	16,672,000
Initial Cost to Company, Building & Fixtures	95,869,034
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,035,212
Gross Amount Carried at close of period 12/31/2010, Land	16,672,000
Investment in Real Estate, Gross	97,904,246
Total	114,576,246
Accumulated Depreciation	(21,968,414)
Investment in Real Estate Net	92,607,832
Encumbrances	88,550,000
Uwajimaya Village [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	2002
Units	176
Initial Cost to Company, Land	8,800,000
Initial Cost to Company, Building & Fixtures	22,188,288
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	102,718
Gross Amount Carried at close of period 12/31/2010, Land	8,800,000
Investment in Real Estate, Gross	22,291,006
Total	31,091,006
Accumulated Depreciation	(5,546,396)
Investment in Real Estate Net	25,544,610
Encumbrances	0
Versailles [Member]
Real Estates and Accumulated Depreciation
Description of Location	Woodland Hills, CA
Date of Construction	1991
Units	253
Initial Cost to Company, Land	12,650,000
Initial Cost to Company, Building & Fixtures	33,656,292
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,567,377
Gross Amount Carried at close of period 12/31/2010, Land	12,650,000
Investment in Real Estate, Gross	37,223,669
Total	49,873,669
Accumulated Depreciation	(10,845,788)
Investment in Real Estate Net	39,027,881
Encumbrances	30,372,953
Vintage [Member]
Real Estates and Accumulated Depreciation
Description of Location	Ontario, CA
Date of Construction	2005-2007
Units	300
Initial Cost to Company, Land	7,059,230
Initial Cost to Company, Building & Fixtures	47,677,762
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	165,461
Gross Amount Carried at close of period 12/31/2010, Land	7,059,230
Investment in Real Estate, Gross	47,843,223
Total	54,902,453
Accumulated Depreciation	(8,027,730)
Investment in Real Estate Net	46,874,723
Encumbrances	33,000,000
Warwick Station [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westminster, CO
Date of Construction	1986
Units	332
Initial Cost to Company, Land	2,274,121
Initial Cost to Company, Building & Fixtures	21,113,974
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,952,966
Gross Amount Carried at close of period 12/31/2010, Land	2,274,121
Investment in Real Estate, Gross	24,066,940
Total	26,341,061
Accumulated Depreciation	(11,251,375)
Investment in Real Estate Net	15,089,686
Encumbrances	8,355,000
Westgate Blocks 1&2 [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	29,977,725
Initial Cost to Company, Building & Fixtures	15,638,279
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	29,977,725
Investment in Real Estate, Gross	15,638,279
Total	45,616,004
Accumulated Depreciation	0
Investment in Real Estate Net	45,616,004
Encumbrances	0
Westgate Pasadena Apartments [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pasadena, CA
Date of Construction	(F)
Units	480
Initial Cost to Company, Land	22,898,848
Initial Cost to Company, Building & Fixtures	120,445,049
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	886
Gross Amount Carried at close of period 12/31/2010, Land	22,898,848
Investment in Real Estate, Gross	120,445,935
Total	143,344,783
Accumulated Depreciation	(21)
Investment in Real Estate Net	143,344,762
Encumbrances	163,160,000
Westwood Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Westwood, MA
Date of Construction	1972
Units	156
Initial Cost to Company, Land	1,616,505
Initial Cost to Company, Building & Fixtures	10,806,004
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,315,449
Gross Amount Carried at close of period 12/31/2010, Land	1,616,505
Investment in Real Estate, Gross	12,121,453
Total	13,737,958
Accumulated Depreciation	(4,244,585)
Investment in Real Estate Net	9,493,373
Encumbrances	432,757
Whisper Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Denver, CO
Date of Construction	2002
Units	272
Initial Cost to Company, Land	5,310,000
Initial Cost to Company, Building & Fixtures	22,998,558
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	817,796
Gross Amount Carried at close of period 12/31/2010, Land	5,310,000
Investment in Real Estate, Gross	23,816,354
Total	29,126,354
Accumulated Depreciation	(5,803,646)
Investment in Real Estate Net	23,322,708
Encumbrances	13,580,000
Wilkins Glen [Member]
Real Estates and Accumulated Depreciation
Description of Location	Medfield, MA
Date of Construction	1975
Units	103
Initial Cost to Company, Land	538,483
Initial Cost to Company, Building & Fixtures	3,629,943
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,370,422
Gross Amount Carried at close of period 12/31/2010, Land	538,483
Investment in Real Estate, Gross	5,000,365
Total	5,538,848
Accumulated Depreciation	(2,009,374)
Investment in Real Estate Net	3,529,474
Encumbrances	1,042,230
EQR-Partially Owned Unencumbered [Member]
Real Estates and Accumulated Depreciation
Units	0
Initial Cost to Company, Land	11,923,324
Initial Cost to Company, Building & Fixtures	2,006,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,923,324
Investment in Real Estate, Gross	2,006,865
Total	13,930,189
Accumulated Depreciation	0
Investment in Real Estate Net	13,930,189
Encumbrances	0
Hudson Crossing II [Member]
Real Estates and Accumulated Depreciation
Description of Location	New York, NY
Date of Construction	(F)
Units	0
Initial Cost to Company, Land	11,923,324
Initial Cost to Company, Building & Fixtures	2,006,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	0
Gross Amount Carried at close of period 12/31/2010, Land	11,923,324
Investment in Real Estate, Gross	2,006,865
Total	13,930,189
Accumulated Depreciation	0
Investment in Real Estate Net	13,930,189
Encumbrances	0
EQR-Partially Owned Encumbered [Member]
Real Estates and Accumulated Depreciation
Units	5,022
Initial Cost to Company, Land	125,922,366
Initial Cost to Company, Building & Fixtures	654,675,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	43,292,338
Gross Amount Carried at close of period 12/31/2010, Land	125,922,366
Investment in Real Estate, Gross	697,968,152
Total	823,890,518
Accumulated Depreciation	(136,422,678)
Investment in Real Estate Net	687,467,840
Encumbrances	3,477,435,970
2300 Elliott [Member]
Real Estates and Accumulated Depreciation
Description of Location	Seattle, WA
Date of Construction	1992
Units	92
Initial Cost to Company, Land	796,800
Initial Cost to Company, Building & Fixtures	7,173,725
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	5,406,189
Gross Amount Carried at close of period 12/31/2010, Land	796,800
Investment in Real Estate, Gross	12,579,914
Total	13,376,714
Accumulated Depreciation	(7,793,279)
Investment in Real Estate Net	5,583,435
Encumbrances	6,833,000
Canyon Creek (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Ramon, CA
Date of Construction	1984
Units	268
Initial Cost to Company, Land	5,425,000
Initial Cost to Company, Building & Fixtures	18,812,121
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	4,687,593
Gross Amount Carried at close of period 12/31/2010, Land	5,425,000
Investment in Real Estate, Gross	23,499,714
Total	28,924,714
Accumulated Depreciation	(7,951,809)
Investment in Real Estate Net	20,972,905
Encumbrances	28,000,000
Canyon Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	San Diego, CA
Date of Construction	1989
Units	162
Initial Cost to Company, Land	4,869,448
Initial Cost to Company, Building & Fixtures	11,955,064
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,747,250
Gross Amount Carried at close of period 12/31/2010, Land	4,869,448
Investment in Real Estate, Gross	13,702,314
Total	18,571,762
Accumulated Depreciation	(6,394,107)
Investment in Real Estate Net	12,177,655
Encumbrances	15,165,000
Copper Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tempe, AZ
Date of Construction	1984
Units	144
Initial Cost to Company, Land	1,017,400
Initial Cost to Company, Building & Fixtures	9,158,260
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,837,364
Gross Amount Carried at close of period 12/31/2010, Land	1,017,400
Investment in Real Estate, Gross	10,995,624
Total	12,013,024
Accumulated Depreciation	(5,475,960)
Investment in Real Estate Net	6,537,064
Encumbrances	5,112,000
Country Oaks [Member]
Real Estates and Accumulated Depreciation
Description of Location	Agoura Hills, CA
Date of Construction	1985
Units	256
Initial Cost to Company, Land	6,105,000
Initial Cost to Company, Building & Fixtures	29,561,865
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,113,734
Gross Amount Carried at close of period 12/31/2010, Land	6,105,000
Investment in Real Estate, Gross	32,675,599
Total	38,780,599
Accumulated Depreciation	(10,363,609)
Investment in Real Estate Net	28,416,990
Encumbrances	29,412,000
Edgewater [Member]
Real Estates and Accumulated Depreciation
Description of Location	Bakersfield, CA
Date of Construction	1984
Units	258
Initial Cost to Company, Land	580,000
Initial Cost to Company, Building & Fixtures	17,710,063
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,267,784
Gross Amount Carried at close of period 12/31/2010, Land	580,000
Investment in Real Estate, Gross	19,977,847
Total	20,557,847
Accumulated Depreciation	(6,690,639)
Investment in Real Estate Net	13,867,208
Encumbrances	11,988,000
Fox Ridge [Member]
Real Estates and Accumulated Depreciation
Description of Location	Englewood, CO
Date of Construction	1984
Units	300
Initial Cost to Company, Land	2,490,000
Initial Cost to Company, Building & Fixtures	17,522,114
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,358,594
Gross Amount Carried at close of period 12/31/2010, Land	2,490,000
Investment in Real Estate, Gross	20,880,708
Total	23,370,708
Accumulated Depreciation	(7,932,448)
Investment in Real Estate Net	15,438,260
Encumbrances	20,300,000
Lakewood [Member]
Real Estates and Accumulated Depreciation
Description of Location	Tulsa, OK
Date of Construction	1985
Units	152
Initial Cost to Company, Land	855,000
Initial Cost to Company, Building & Fixtures	6,480,774
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,341,380
Gross Amount Carried at close of period 12/31/2010, Land	855,000
Investment in Real Estate, Gross	7,822,154
Total	8,677,154
Accumulated Depreciation	(3,225,332)
Investment in Real Estate Net	5,451,822
Encumbrances	5,600,000
Lantern Cove [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foster City, CA
Date of Construction	1985
Units	232
Initial Cost to Company, Land	6,945,000
Initial Cost to Company, Building & Fixtures	23,332,206
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,482,756
Gross Amount Carried at close of period 12/31/2010, Land	6,945,000
Investment in Real Estate, Gross	25,814,962
Total	32,759,962
Accumulated Depreciation	(8,708,779)
Investment in Real Estate Net	24,051,183
Encumbrances	36,403,000
Mesa Del Oso [Member]
Real Estates and Accumulated Depreciation
Description of Location	Albuquerque, NM
Date of Construction	1983
Units	221
Initial Cost to Company, Land	4,305,000
Initial Cost to Company, Building & Fixtures	12,160,419
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,539,819
Gross Amount Carried at close of period 12/31/2010, Land	4,305,000
Investment in Real Estate, Gross	13,700,238
Total	18,005,238
Accumulated Depreciation	(5,072,306)
Investment in Real Estate Net	12,932,932
Encumbrances	9,578,524
Monterra in Mill Creek [Member]
Real Estates and Accumulated Depreciation
Description of Location	Mill Creek, WA
Date of Construction	2003
Units	139
Initial Cost to Company, Land	2,800,000
Initial Cost to Company, Building & Fixtures	13,255,123
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	230,872
Gross Amount Carried at close of period 12/31/2010, Land	2,800,000
Investment in Real Estate, Gross	13,485,995
Total	16,285,995
Accumulated Depreciation	(3,117,427)
Investment in Real Estate Net	13,168,568
Encumbrances	7,286,000
Preserve at Briarcliff [Member]
Real Estates and Accumulated Depreciation
Description of Location	Atlanta, GA
Date of Construction	1994
Units	182
Initial Cost to Company, Land	6,370,000
Initial Cost to Company, Building & Fixtures	17,766,322
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	632,830
Gross Amount Carried at close of period 12/31/2010, Land	6,370,000
Investment in Real Estate, Gross	18,399,152
Total	24,769,152
Accumulated Depreciation	(3,548,714)
Investment in Real Estate Net	21,220,438
Encumbrances	6,000,000
Schooner Bay I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foster City, CA
Date of Construction	1985
Units	168
Initial Cost to Company, Land	5,345,000
Initial Cost to Company, Building & Fixtures	20,509,239
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	3,088,366
Gross Amount Carried at close of period 12/31/2010, Land	5,345,000
Investment in Real Estate, Gross	23,597,605
Total	28,942,605
Accumulated Depreciation	(7,493,910)
Investment in Real Estate Net	21,448,695
Encumbrances	27,000,000
Schooner Bay II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Foster City, CA
Date of Construction	1985
Units	144
Initial Cost to Company, Land	4,550,000
Initial Cost to Company, Building & Fixtures	18,142,163
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,756,583
Gross Amount Carried at close of period 12/31/2010, Land	4,550,000
Investment in Real Estate, Gross	20,898,746
Total	25,448,746
Accumulated Depreciation	(6,748,345)
Investment in Real Estate Net	18,700,401
Encumbrances	23,760,000
Scottsdale Meadows [Member]
Real Estates and Accumulated Depreciation
Description of Location	Scottsdale, AZ
Date of Construction	1984
Units	168
Initial Cost to Company, Land	1,512,000
Initial Cost to Company, Building & Fixtures	11,423,349
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,625,338
Gross Amount Carried at close of period 12/31/2010, Land	1,512,000
Investment in Real Estate, Gross	13,048,687
Total	14,560,687
Accumulated Depreciation	(6,143,912)
Investment in Real Estate Net	8,416,775
Encumbrances	9,100,000
Strayhorse at Arrowhead Ranch [Member]
Real Estates and Accumulated Depreciation
Description of Location	Glendale, AZ
Date of Construction	1998
Units	136
Initial Cost to Company, Land	4,400,000
Initial Cost to Company, Building & Fixtures	12,968,002
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	171,601
Gross Amount Carried at close of period 12/31/2010, Land	4,400,000
Investment in Real Estate, Gross	13,139,603
Total	17,539,603
Accumulated Depreciation	(2,235,453)
Investment in Real Estate Net	15,304,150
Encumbrances	8,013,222
Virgil Square [Member]
Real Estates and Accumulated Depreciation
Description of Location	Los Angeles, CA
Date of Construction	1980
Units	142
Initial Cost to Company, Land	5,500,000
Initial Cost to Company, Building & Fixtures	15,216,613
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,311,339
Gross Amount Carried at close of period 12/31/2010, Land	5,500,000
Investment in Real Estate, Gross	16,527,952
Total	22,027,952
Accumulated Depreciation	(3,821,172)
Investment in Real Estate Net	18,206,780
Encumbrances	9,900,000
Waterfield Square I [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stockton, CA
Date of Construction	1984
Units	170
Initial Cost to Company, Land	950,000
Initial Cost to Company, Building & Fixtures	9,300,249
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	2,121,657
Gross Amount Carried at close of period 12/31/2010, Land	950,000
Investment in Real Estate, Gross	11,421,906
Total	12,371,906
Accumulated Depreciation	(4,518,126)
Investment in Real Estate Net	7,853,780
Encumbrances	6,923,000
Waterfield Square II [Member]
Real Estates and Accumulated Depreciation
Description of Location	Stockton, CA
Date of Construction	1984
Units	158
Initial Cost to Company, Land	845,000
Initial Cost to Company, Building & Fixtures	8,657,988
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,699,637
Gross Amount Carried at close of period 12/31/2010, Land	845,000
Investment in Real Estate, Gross	10,357,625
Total	11,202,625
Accumulated Depreciation	(3,878,638)
Investment in Real Estate Net	7,323,987
Encumbrances	6,595,000
Willow Brook (CA) [Member]
Real Estates and Accumulated Depreciation
Description of Location	Pleasant Hill, CA
Date of Construction	1985
Units	228
Initial Cost to Company, Land	5,055,000
Initial Cost to Company, Building & Fixtures	38,388,672
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	1,825,309
Gross Amount Carried at close of period 12/31/2010, Land	5,055,000
Investment in Real Estate, Gross	40,213,981
Total	45,268,981
Accumulated Depreciation	(9,903,107)
Investment in Real Estate Net	35,365,874
Encumbrances	29,000,000
1401 South State [Member]
Real Estates and Accumulated Depreciation
Description of Location	Chicago, IL
Date of Construction	2008
Units	278
Initial Cost to Company, Land	6,882,467
Initial Cost to Company, Building & Fixtures	61,575,245
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	28,392
Gross Amount Carried at close of period 12/31/2010, Land	6,882,467
Investment in Real Estate, Gross	61,603,637
Total	68,486,104
Accumulated Depreciation	(5,256,818)
Investment in Real Estate Net	63,229,286
Encumbrances	51,019,978
Montclair Metro [Member]
Real Estates and Accumulated Depreciation
Description of Location	Montclair, NJ
Date of Construction	2009
Units	163
Initial Cost to Company, Land	2,400,887
Initial Cost to Company, Building & Fixtures	43,571,139
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	(548)
Gross Amount Carried at close of period 12/31/2010, Land	2,400,887
Investment in Real Estate, Gross	43,570,591
Total	45,971,478
Accumulated Depreciation	(1,769,566)
Investment in Real Estate Net	44,201,912
Encumbrances	34,685,524
Red Road Commons [Member]
Real Estates and Accumulated Depreciation
Description of Location	Montclair, NJ
Date of Construction	2009
Units	404
Initial Cost to Company, Land	27,383,547
Initial Cost to Company, Building & Fixtures	99,549,814
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	(1,358)
Gross Amount Carried at close of period 12/31/2010, Land	27,383,547
Investment in Real Estate, Gross	99,548,456
Total	126,932,003
Accumulated Depreciation	(2,619,599)
Investment in Real Estate Net	124,312,404
Encumbrances	74,150,144
Veridian [Member]
Real Estates and Accumulated Depreciation
Description of Location	Montclair, NJ
Date of Construction	2009
Units
Initial Cost to Company, Land	18,539,817
Initial Cost to Company, Building & Fixtures	130,485,285
Cost Capitalized Subsequent to Acquisition, Land	0
Cost Capitalized Subsequent to Acquisition, Building & Fixtures	19,857
Gross Amount Carried at close of period 12/31/2010, Land	18,539,817
Investment in Real Estate, Gross	130,505,142
Total	149,044,959
Accumulated Depreciation	(5,759,623)
Investment in Real Estate Net	143,285,336
Encumbrances	115,744,722
PARTIALLY OWNED PROPERTIES
Real Estates and Accumulated Depreciation
Units	5,022
Accumulated Depreciation	(136,422,678)
Encumbrances	$ 3,477,435,970